Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Shares	Value
COMMON STOCKS† - 1.5%
Transport-Aircraft - 0.8%
FTAI Aircraft Leasing Offshore SPV*,†††	23,000,000	$ 17,794,342
Financial - 0.2%
Contra Mallinckro*,††	17,657	1,712,729
Fusion Buyer LLC*,††	46,808	1,326,211
Checkers Holdings, Inc.*,†††	84,343	335,685
Invesco Ltd.[1]	1,109	24,276
Citizens Financial Group, Inc.[1]	404	21,121
Synchrony Financial[1]	271	20,688
Citigroup, Inc.[1]	214	20,666
Regions Financial Corp.[1]	751	20,570
Coinbase Global, Inc. — Class A*,1	67	20,404
CBRE Group, Inc. — Class A*,1	125	20,265
Blackstone, Inc. — Class A1	118	20,225
Northern Trust Corp.[1]	154	20,217
Goldman Sachs Group, Inc.[1]	27	20,122
KeyCorp[1]	1,032	19,979
State Street Corp.[1]	172	19,775
Bank of New York Mellon Corp.[1]	187	19,747
Globe Life, Inc.[1]	140	19,593
Fifth Third Bancorp[1]	428	19,590
PNC Financial Services Group, Inc.[1]	94	19,499
Truist Financial Corp.[1]	415	19,430
Blackrock, Inc.[1]	17	19,161
Raymond James Financial, Inc.[1]	113	19,147
Morgan Stanley[1]	127	19,111
Franklin Resources, Inc.[1]	743	19,065
Bank of America Corp.[1]	374	18,977
Simon Property Group, Inc. REIT[1]	105	18,969
T. Rowe Price Group, Inc.[1]	176	18,941
Capital One Financial Corp.[1]	83	18,859
Alexandria Real Estate Equities, Inc. REIT[1]	227	18,714
JPMorgan Chase & Co.[1]	62	18,688
Welltower, Inc. REIT[1]	111	18,679
Willis Towers Watson plc[1]	57	18,627
KKR & Company, Inc. — Class A1	133	18,552
American Express Co.[1]	56	18,552
Huntington Bancshares, Inc.[1]	1,041	18,540
U.S. Bancorp[1]	379	18,507
M&T Bank Corp.[1]	91	18,351
CoStar Group, Inc.*,1	205	18,346
Assurant, Inc.[1]	85	18,327
Wells Fargo & Co.[1]	223	18,326
Loews Corp.[1]	189	18,295
Nasdaq, Inc.[1]	193	18,285
Charles Schwab Corp.[1]	189	18,114
Host Hotels & Resorts, Inc. REIT[1]	1,048	18,036
Kimco Realty Corp. REIT[1]	797	17,925
Ventas, Inc. REIT[1]	263	17,905
Hartford Insurance Group, Inc.[1]	135	17,862
Cboe Global Markets, Inc.[1]	75	17,696
Aflac, Inc.[1]	165	17,632
Aon plc — Class A1	48	17,616
Principal Financial Group, Inc.[1]	218	17,551
Prudential Financial, Inc.[1]	160	17,546
Cincinnati Financial Corp.[1]	114	17,511
Federal Realty Investment Trust REIT[1]	174	17,496
Prologis, Inc. REIT[1]	153	17,408
VICI Properties, Inc. REIT[1]	515	17,397
Travelers Companies, Inc.[1]	64	17,377
Interactive Brokers Group, Inc. — Class A	278	17,303
Allstate Corp.[1]	85	17,293
MetLife, Inc.[1]	212	17,248
Arch Capital Group Ltd.[1]	187	17,116
Regency Centers Corp. REIT[1]	236	17,110
Berkshire Hathaway, Inc. — Class B*,1	34	17,101
Everest Group Ltd.[1]	50	17,094
Healthpeak Properties, Inc. REIT[1]	950	17,043
Realty Income Corp. REIT[1]	290	17,040
Mastercard, Inc. — Class A1	28	16,668
Erie Indemnity Co. — Class A1	47	16,656
Crown Castle, Inc. REIT[1]	168	16,655
BXP, Inc. REIT[1]	229	16,605
Intercontinental Exchange, Inc.[1]	94	16,601
W R Berkley Corp.[1]	231	16,560
CME Group, Inc. — Class A1	62	16,524
Public Storage REIT[1]	56	16,497
Apollo Global Management, Inc.[1]	121	16,484
Ameriprise Financial, Inc.[1]	32	16,474
Arthur J Gallagher & Co.[1]	54	16,349
Chubb Ltd.[1]	59	16,229
Mid-America Apartment Communities, Inc. REIT[1]	111	16,186
American International Group, Inc.[1]	198	16,101
Camden Property Trust REIT[1]	143	16,013

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Shares	Value
COMMON STOCKS† - 1.5% (continued)
Financials - 0.2% (continued)
Equity Residential REIT[1]	242	$ 16,001
Essex Property Trust, Inc. REIT[1]	59	15,942
Extra Space Storage, Inc. REIT[1]	111	15,937
Digital Realty Trust, Inc. REIT[1]	95	15,926
UDR, Inc. REIT[1]	402	15,907
American Tower Corp. — Class A REIT[1]	78	15,900
AvalonBay Communities, Inc. REIT[1]	81	15,864
Marsh & McLennan Companies, Inc.[1]	77	15,847
Visa, Inc. — Class A1	45	15,830
Progressive Corp.[1]	64	15,812
Weyerhaeuser Co. REIT[1]	610	15,781
Invitation Homes, Inc. REIT[1]	502	15,708
Brown & Brown, Inc.[1]	159	15,415
Iron Mountain, Inc. REIT[1]	166	15,327
SBA Communications Corp. REIT[1]	74	15,159
Equinix, Inc. REIT[1]	19	14,938
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,2	3,345,000	335
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,2	1,900,000	190
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,3	1,042,740	104
Avison Young (Canada), Inc.*,††	579	6
Total Financial		5,049,762
Consumer, Cyclical - 0.1%
SHO Holding I Corp.*,†††	768	603,024
Exide Technologies*,†††	342	295,028
Wynn Resorts Ltd.[1]	191	24,209
Las Vegas Sands Corp.[1]	399	22,995
DR Horton, Inc.[1]	134	22,711
Royal Caribbean Cruises Ltd.[1]	62	22,519
United Airlines Holdings, Inc.*,1	213	22,365
Carnival Corp.*,1	701	22,355
Norwegian Cruise Line Holdings Ltd.*,1	877	21,785
PulteGroup, Inc.[1]	162	21,387
Delta Air Lines, Inc.[1]	341	21,067
AutoZone, Inc.*,1	5	20,993
Tapestry, Inc.[1]	205	20,873
Cummins, Inc.[1]	52	20,719
NIKE, Inc. — Class B1	263	20,348
Williams-Sonoma, Inc.[1]	107	20,136
Tractor Supply Co.[1]	325	20,072
MGM Resorts International*,1	504	20,004
Lennar Corp. — Class A1	149	19,838
Hasbro, Inc.[1]	243	19,724
General Motors Co.[1]	336	19,686
Lowe's Companies, Inc.[1]	76	19,613
Fastenal Co.[1]	393	19,516
Live Nation Entertainment, Inc.*,1	117	19,480
Dollar Tree, Inc.*,1	178	19,432
TKO Group Holdings, Inc.[1]	102	19,335
O'Reilly Automotive, Inc.*,1	186	19,284
Aptiv plc*,1	239	19,008
Genuine Parts Co.[1]	136	18,949
Home Depot, Inc.[1]	46	18,711
Ralph Lauren Corp. — Class A1	63	18,707
Ford Motor Co.[1]	1,571	18,491
Deckers Outdoor Corp.*,1	154	18,423
TJX Companies, Inc.[1]	134	18,306
Ulta Beauty, Inc.*,1	37	18,231
Hilton Worldwide Holdings, Inc.[1]	66	18,220
Ross Stores, Inc.[1]	123	18,101
PACCAR, Inc.[1]	177	17,697
Pool Corp.[1]	56	17,400
McDonald's Corp.[1]	55	17,245
Yum! Brands, Inc.[1]	117	17,196
Tesla, Inc.*,1	51	17,027
Walmart, Inc.[1]	175	16,972
Domino's Pizza, Inc.[1]	37	16,957
Best Buy Company, Inc.[1]	230	16,937
Marriott International, Inc. — Class A1	63	16,875
Southwest Airlines Co.[1]	500	16,450
Target Corp.[1]	170	16,317
Dollar General Corp.[1]	150	16,314
NVR, Inc.*,1	2	16,235
WW Grainger, Inc.[1]	16	16,216
Copart, Inc.*,1	331	16,156
Costco Wholesale Corp.[1]	17	16,036
Caesars Entertainment, Inc.*,1	599	16,035
Darden Restaurants, Inc.[1]	77	15,934
Starbucks Corp.[1]	176	15,521
CarMax, Inc.*,1	246	15,092
LKQ Corp.[1]	423	13,798
Chipotle Mexican Grill, Inc. — Class A*,1	323	13,611
Lululemon Athletica, Inc.*,1	65	13,143
Accuride Corp*,†††,4	3,087,395	309
Accuride Liquidating Trust*,†††,4	190	–
Total Consumer, Cyclical		1,975,118
Consumer, Non-cyclical - 0.1%
WW International, Inc.*	4,008	127,815
Estee Lauder Companies, Inc. — Class A1	240	22,015
United Rentals, Inc.[1]	23	21,996
Humana, Inc.[1]	72	21,864
Archer-Daniels-Midland Co.[1]	344	21,548
IDEXX Laboratories, Inc.*,1	32	20,707
Incyte Corp.*,1	243	20,560

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Shares	Value
COMMON STOCKS† - 1.5% (continued)
Consumer, Non-cyclical - 0.1% (continued)
IQVIA Holdings, Inc.*,1	104	$ 19,844
Thermo Fisher Scientific, Inc.[1]	40	19,709
Viatris, Inc.[1]	1,860	19,623
J M Smucker Co.[1]	174	19,229
Johnson & Johnson[1]	108	19,134
PepsiCo, Inc.[1]	128	19,027
Zimmer Biomet Holdings, Inc.[1]	177	18,780
Altria Group, Inc.[1]	279	18,751
Bunge Global S.A.[1]	222	18,697
Insulet Corp.*,1	55	18,693
CVS Health Corp.[1]	255	18,653
Block, Inc. — Class A*	234	18,636
Regeneron Pharmaceuticals, Inc.[1]	32	18,582
HCA Healthcare, Inc.[1]	46	18,582
Global Payments, Inc.[1]	209	18,563
Becton Dickinson & Co.[1]	96	18,526
West Pharmaceutical Services, Inc.[1]	75	18,521
ResMed, Inc.[1]	67	18,392
Hershey Co.[1]	100	18,375
AbbVie, Inc.[1]	87	18,305
S&P Global, Inc.[1]	33	18,098
Brown-Forman Corp. — Class B1	604	18,084
Edwards Lifesciences Corp.*,1	222	18,058
Sysco Corp.[1]	224	18,025
Charles River Laboratories International, Inc.*,1	110	17,964
Moody's Corp.[1]	35	17,842
Labcorp Holdings, Inc.[1]	64	17,791
Quanta Services, Inc.[1]	47	17,764
Boston Scientific Corp.*,1	168	17,724
Bio-Techne Corp.[1]	323	17,646
Kraft Heinz Co.[1]	630	17,621
Universal Health Services, Inc. — Class B1	97	17,613
Agilent Technologies, Inc.[1]	140	17,593
Kroger Co.[1]	259	17,571
Medtronic plc[1]	189	17,541
Merck & Company, Inc.[1]	207	17,413
Hologic, Inc.*,1	259	17,384
Gilead Sciences, Inc.[1]	153	17,284
Lamb Weston Holdings, Inc.[1]	300	17,259
Quest Diagnostics, Inc.[1]	95	17,256
Stryker Corp.[1]	44	17,222
Corteva, Inc.[1]	232	17,212
STERIS plc[1]	70	17,154
Tyson Foods, Inc. — Class A1	301	17,091
Cencora, Inc. — Class A1	58	16,913
Pfizer, Inc.[1]	682	16,886
Danaher Corp.[1]	82	16,877
GE HealthCare Technologies, Inc.[1]	227	16,737
Monster Beverage Corp.*,1	268	16,726
DaVita, Inc.*,1	121	16,669
Biogen, Inc.*,1	126	16,660
Rollins, Inc.[1]	294	16,623
Abbott Laboratories[1]	124	16,450
Solventum Corp.*,1	225	16,445
UnitedHealth Group, Inc.[1]	53	16,423
Automatic Data Processing, Inc.[1]	54	16,419
Amgen, Inc.[1]	57	16,400
Henry Schein, Inc.*,1	235	16,351
Kellanova[1]	205	16,297
Kimberly-Clark Corp.[1]	126	16,272
Cigna Group[1]	54	16,247
Cardinal Health, Inc.[1]	109	16,217
Molson Coors Beverage Co. — Class B1	321	16,207
Procter & Gamble Co.[1]	103	16,175
Avery Dennison Corp.[1]	94	16,135
Constellation Brands, Inc. — Class A1	99	16,032
Coca-Cola Co.[1]	232	16,006
Cintas Corp.[1]	76	15,962
The Campbell's Co.[1]	498	15,901
Kenvue, Inc.[1]	764	15,822
Zoetis, Inc.[1]	101	15,797
McKesson Corp.[1]	23	15,793
PayPal Holdings, Inc.*,1	224	15,723
Cooper Companies, Inc.*,1	233	15,703
Bristol-Myers Squibb Co.[1]	332	15,664
Church & Dwight Company, Inc.[1]	168	15,651
Corpay, Inc.*,1	48	15,632
Clorox Co.[1]	132	15,602
Revvity, Inc.[1]	173	15,589
McCormick & Company, Inc.[1]	220	15,481
Eli Lilly & Co.[1]	21	15,384
Mondelez International, Inc. — Class A1	250	15,360
Colgate-Palmolive Co.[1]	182	15,301
Equifax, Inc.[1]	62	15,271
Dexcom, Inc.*,1	202	15,219
Philip Morris International, Inc.[1]	91	15,209
General Mills, Inc.[1]	308	15,194
Intuitive Surgical, Inc.*,1	32	15,146
Keurig Dr Pepper, Inc.[1]	509	14,807
Waters Corp.*,1	48	14,486
Verisk Analytics, Inc. — Class A1	54	14,478
Vertex Pharmaceuticals, Inc.*,1	37	14,468
Moderna, Inc.*,1	598	14,406
Conagra Brands, Inc.[1]	744	14,233
Elevance Health, Inc.[1]	44	14,021
Hormel Foods Corp.[1]	541	13,763
MarketAxess Holdings, Inc.[1]	74	13,604
Baxter International, Inc.[1]	531	13,110
Align Technology, Inc.*,1	90	12,776

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Shares	Value
COMMON STOCKS† - 1.5% (continued)
Consumer, Non-cyclical - 0.1% (continued)
Molina Healthcare, Inc.*,1	57	$ 10,307
Centene Corp.*,1	302	8,770
Save-A-Lot*,†††	1,871,199	187
Endo Guc Trust — Class A*,†††	13,803	2
Total Consumer, Non-cyclical		1,933,326
Industrial - 0.1%
BP Holdco LLC*,†††,4	121,041	98,944
YAK BLOCKER 2 LLC†††	34,136	27,634
YAK BLOCKER 2 LLC†††	31,551	25,541
Generac Holdings, Inc.*,1	129	23,897
CH Robinson Worldwide, Inc.[1]	177	22,780
GE Vernova, Inc.[1]	35	21,454
Mohawk Industries, Inc.*,1	159	21,098
TE Connectivity plc[1]	101	20,856
Allegion plc[1]	121	20,546
Builders FirstSource, Inc.*,1	145	20,109
Northrop Grumman Corp.[1]	34	20,061
Huntington Ingalls Industries, Inc.[1]	74	20,039
General Dynamics Corp.[1]	61	19,799
Amphenol Corp. — Class A1	180	19,595
Garmin Ltd.[1]	80	19,346
Jacobs Solutions, Inc.	132	19,302
Caterpillar, Inc.[1]	46	19,276
Jabil, Inc.[1]	94	19,254
Masco Corp.[1]	261	19,155
Martin Marietta Materials, Inc.[1]	31	19,108
Parker-Hannifin Corp.[1]	25	18,984
Packaging Corporation of America[1]	87	18,963
L3Harris Technologies, Inc.[1]	68	18,878
Norfolk Southern Corp.[1]	67	18,759
RTX Corp.[1]	118	18,715
General Electric Co.[1]	68	18,714
Xylem, Inc.[1]	132	18,686
Trimble, Inc.*,1	231	18,669
Vulcan Materials Co.[1]	64	18,634
Hubbell, Inc.[1]	43	18,533
Boeing Co.*,1	78	18,305
Teledyne Technologies, Inc.*,1	34	18,298
A O Smith Corp.[1]	256	18,250
Smurfit WestRock plc[1]	385	18,234
Mettler-Toledo International, Inc.*,1	14	18,214
Pentair plc[1]	169	18,173
Stanley Black & Decker, Inc.[1]	244	18,127
Veralto Corp.[1]	170	18,052
Illinois Tool Works, Inc.[1]	68	17,996
Rockwell Automation, Inc.[1]	52	17,858
Eaton Corporation plc[1]	51	17,806
3M Co.[1]	114	17,731
Expeditors International of Washington, Inc.[1]	146	17,599
Textron, Inc.[1]	218	17,475
Emerson Electric Co.[1]	132	17,424
FedEx Corp.[1]	75	17,330
Johnson Controls International plc[1]	162	17,316
AMETEK, Inc.[1]	93	17,187
J.B. Hunt Transport Services, Inc.[1]	118	17,109
Nordson Corp.[1]	76	17,107
Howmet Aerospace, Inc.[1]	98	17,062
Snap-on, Inc.[1]	52	16,912
Lockheed Martin Corp.[1]	37	16,858
CSX Corp.[1]	518	16,840
Keysight Technologies, Inc.*,1	103	16,833
TransDigm Group, Inc.[1]	12	16,786
Lennox International, Inc.[1]	30	16,736
Dover Corp.[1]	93	16,634
Trane Technologies plc[1]	40	16,624
Union Pacific Corp.[1]	74	16,544
Axon Enterprise, Inc.*,1	22	16,440
Honeywell International, Inc.[1]	74	16,243
Waste Management, Inc.[1]	71	16,074
Ball Corp.[1]	305	16,055
Ingersoll Rand, Inc.[1]	201	15,965
Westinghouse Air Brake Technologies Corp.[1]	82	15,867
Amcor plc[1]	1,821	15,715
Republic Services, Inc. — Class A1	67	15,676
Old Dominion Freight Line, Inc.[1]	103	15,550
Deere & Co.[1]	32	15,316
Otis Worldwide Corp.[1]	175	15,117
Carrier Global Corp.[1]	231	15,061
IDEX Corp.[1]	91	14,970
Fortive Corp.	308	14,741
United Parcel Service, Inc. — Class B1	165	14,427
Vector Phoenix Holdings, LP*,†††	121,040	2,561
Targus, Inc. *,†††	45,049	797
Ralliant Corp.	1	42
Targus, Inc.*,†††	45,049	5
Total Industrial		1,445,371
Technology - 0.1%
Palantir Technologies, Inc. — Class A*,1	236	36,983
Western Digital Corp.[1]	301	24,182
Teradyne, Inc.[1]	193	22,820
Advanced Micro Devices, Inc.*,1	138	22,443
Seagate Technology Holdings plc[1]	132	22,097
Oracle Corp.[1]	95	21,482
PTC, Inc.*,1	98	20,923
Leidos Holdings, Inc.[1]	115	20,806
Hewlett Packard Enterprise Co.[1]	919	20,742

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Shares	Value
COMMON STOCKS† - 1.5% (continued)
Technology - 0.1% (continued)
NVIDIA Corp.[1]	117	$ 20,379
Synopsys, Inc.*,1	33	19,916
Intel Corp.*,1	809	19,699
Broadcom, Inc.[1]	66	19,628
Apple, Inc.[1]	84	19,500
Electronic Arts, Inc.[1]	113	19,430
Cadence Design Systems, Inc.*,1	55	19,274
Dayforce, Inc.*,1	276	19,256
Monolithic Power Systems, Inc.[1]	23	19,223
HP, Inc.[1]	671	19,150
Dell Technologies, Inc. — Class C1	151	18,445
Lam Research Corp.[1]	184	18,428
NetApp, Inc.[1]	163	18,385
Analog Devices, Inc.[1]	72	18,094
NXP Semiconductor N.V.[1]	77	18,083
Zebra Technologies Corp. — Class A*,1	57	18,074
Microsoft Corp.[1]	35	17,734
Broadridge Financial Solutions, Inc.[1]	69	17,638
Autodesk, Inc.*,1	56	17,623
Skyworks Solutions, Inc.[1]	230	17,236
Micron Technology, Inc.[1]	144	17,137
MSCI, Inc. — Class A1	30	17,032
Texas Instruments, Inc.[1]	84	17,008
Akamai Technologies, Inc.*,1	214	16,934
QUALCOMM, Inc.[1]	105	16,877
EPAM Systems, Inc.*,1	95	16,754
Datadog, Inc. — Class A*	122	16,675
KLA Corp.[1]	19	16,568
Take-Two Interactive Software, Inc.*,1	71	16,562
Tyler Technologies, Inc.*,1	29	16,323
Salesforce, Inc.[1]	63	16,144
Super Micro Computer, Inc.*,1	387	16,076
ON Semiconductor Corp.*,1	323	16,018
Microchip Technology, Inc.[1]	241	15,665
ServiceNow, Inc.*,1	17	15,597
Applied Materials, Inc.[1]	97	15,594
Workday, Inc. — Class A*,1	67	15,465
Roper Technologies, Inc.[1]	29	15,263
Paychex, Inc.[1]	109	15,201
Jack Henry & Associates, Inc.[1]	93	15,183
Cognizant Technology Solutions Corp. — Class A1	208	15,028
Paycom Software, Inc.[1]	66	14,992
Crowdstrike Holdings, Inc. — Class A*,1	35	14,829
Intuit, Inc.[1]	22	14,674
Adobe, Inc.*,1	41	14,625
Fidelity National Information Services, Inc.[1]	207	14,451
International Business Machines Corp.[1]	59	14,366
Fair Isaac Corp.*,1	9	13,695
Fiserv, Inc.*,1	99	13,680
Accenture plc — Class A1	52	13,518
Fortinet, Inc.*,1	164	12,918
Gartner, Inc.*,1	40	10,048
Total Technology		1,078,573
Communications - 0.1%
Xplore, Inc.*,††	61,305	150,701
Figs, Inc. — Class A*,1	10,450	73,672
Arista Networks, Inc.*,1	178	24,306
Corning, Inc.[1]	332	22,254
Expedia Group, Inc.[1]	97	20,836
Paramount Skydance Corp. — Class B*,1	1,368	20,110
Match Group, Inc.[1]	531	19,828
eBay, Inc.[1]	215	19,481
Motorola Solutions, Inc.[1]	41	19,371
DoorDash, Inc. — Class A*,1	77	18,884
Interpublic Group of Companies, Inc.[1]	702	18,842
Warner Bros Discovery, Inc.*,1	1,591	18,519
T-Mobile US, Inc.[1]	73	18,395
Uber Technologies, Inc.*,1	193	18,094
Amazon.com, Inc.*,1	79	18,091
Cisco Systems, Inc.[1]	261	18,033
F5, Inc.*,1	57	17,849
Omnicom Group, Inc.[1]	227	17,781
Meta Platforms, Inc. — Class A1	24	17,729
AT&T, Inc.[1]	591	17,310
Gen Digital, Inc.[1]	569	17,184
Verizon Communications, Inc.[1]	383	16,940
Netflix, Inc.*,1	14	16,916
Booking Holdings, Inc.[1]	3	16,797
Walt Disney Co.[1]	140	16,573
VeriSign, Inc.[1]	60	16,402
Palo Alto Networks, Inc.*,1	86	16,385
Comcast Corp. — Class A1	475	16,136
Airbnb, Inc. — Class A*,1	121	15,794
CDW Corp.[1]	95	15,652
FactSet Research Systems, Inc.[1]	40	14,933
GoDaddy, Inc. — Class A*,1	95	14,089
News Corp. — Class A1	449	13,205
Trade Desk, Inc. — Class A*	223	12,189
Fox Corp. — Class A1	196	11,701
Charter Communications, Inc. — Class A*,1	42	11,154
Alphabet, Inc. — Class A1	52	11,071
Alphabet, Inc. — Class C1	42	8,968

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Shares	Value
COMMON STOCKS† - 1.5% (continued)
Communications - 0.1% (continued)
Fox Corp. — Class B1	121	$ 6,600
News Corp. — Class B1	133	4,505
Total Communications		843,280
Utilities - 0.0%
AES Corp.[1]	1,455	19,701
Vistra Corp.[1]	100	18,911
Edison International[1]	336	18,860
Atmos Energy Corp.[1]	110	18,274
American Electric Power Company, Inc.[1]	164	18,207
Sempra[1]	220	18,163
FirstEnergy Corp.[1]	416	18,146
PPL Corp.[1]	495	18,053
Dominion Energy, Inc.[1]	301	18,030
Entergy Corp.[1]	204	17,970
NiSource, Inc.[1]	423	17,880
Alliant Energy Corp.[1]	273	17,764
Xcel Energy, Inc.[1]	245	17,736
PG&E Corp.[1]	1,158	17,694
Evergy, Inc.[1]	248	17,672
Duke Energy Corp.[1]	144	17,639
Constellation Energy Corp.[1]	57	17,555
CenterPoint Energy, Inc.[1]	465	17,535
Ameren Corp.[1]	175	17,461
Southern Co.[1]	187	17,260
American Water Works Company, Inc.[1]	119	17,078
Public Service Enterprise Group, Inc.[1]	207	17,042
CMS Energy Corp.[1]	238	17,034
Exelon Corp.[1]	389	16,992
DTE Energy Co.[1]	124	16,945
WEC Energy Group, Inc.[1]	159	16,935
Pinnacle West Capital Corp.[1]	188	16,800
NextEra Energy, Inc.[1]	229	16,499
Eversource Energy[1]	255	16,338
NRG Energy, Inc.[1]	112	16,303
Consolidated Edison, Inc.[1]	163	16,011
Total Utilities		544,488
Energy - 0.0%
APA Corp.[1]	853	19,807
First Solar, Inc.*,1	100	19,519
Baker Hughes Co.[1]	427	19,386
Valero Energy Corp.[1]	125	19,001
Chevron Corp.[1]	116	18,630
Phillips 66[1]	138	18,434
Marathon Petroleum Corp.[1]	102	18,330
Occidental Petroleum Corp.[1]	372	17,711
ConocoPhillips[1]	178	17,617
Devon Energy Corp.[1]	485	17,509
Exxon Mobil Corp.[1]	153	17,486
EOG Resources, Inc.[1]	140	17,475
Schlumberger N.V.[1]	467	17,204
Halliburton Co.[1]	751	17,070
Diamondback Energy, Inc.[1]	112	16,661
Targa Resources Corp.[1]	99	16,608
Kinder Morgan, Inc.[1]	608	16,404
Williams Companies, Inc.[1]	282	16,322
Equities Corp.[1]	310	16,070
Coterra Energy, Inc. — Class A1	647	15,813
ONEOK, Inc.[1]	201	15,353
Expand Energy Corp.[1]	149	14,420
Texas Pacific Land Corp.[1]	15	14,002
Enphase Energy, Inc.*,1	367	13,836
Legacy Reserves, Inc.†††	2,359	266
Permian Production Partners LLC*,†††	184,043	18
Total Energy		410,952
Basic Materials - 0.0%
Newmont Corp.[1]	314	23,362
Nucor Corp.[1]	142	21,119
Albemarle Corp.[1]	219	18,598
DuPont de Nemours, Inc.[1]	240	18,461
Freeport-McMoRan, Inc.[1]	408	18,115
International Paper Co.[1]	355	17,636
Air Products and Chemicals, Inc.[1]	59	17,353
Linde plc[1]	36	17,218
Sherwin-Williams Co.[1]	47	17,194
Ecolab, Inc.[1]	62	17,176
Steel Dynamics, Inc.[1]	129	16,889
PPG Industries, Inc.[1]	148	16,462
Mosaic Co.[1]	483	16,132
LyondellBasell Industries N.V. — Class A1	272	15,327
CF Industries Holdings, Inc.[1]	176	15,247
Eastman Chemical Co.[1]	208	14,631
International Flavors & Fragrances, Inc.[1]	214	14,447
Dow, Inc.[1]	543	13,374
Total Basic Materials		308,741
Total Common Stocks
(Cost $31,763,996)		31,383,953
PREFERRED STOCKS† - 5.0%
Financial - 3.9%
Citigroup, Inc. ††
6.88%*	4,500,000	4,578,791
3.88%*	4,000,000	3,953,328
6.75%*	3,100,000	3,125,122
6.95%*	2,000,000	2,030,784
4.15%*	2,000,000	1,952,030
Wells Fargo & Co.
4.75%[1]	183,750	3,575,775
3.90%*,1, ††	3,300,000	3,268,262
4.70%[1]	148,000	2,835,680
4.38%[1]	50,000	893,000
Bank of America Corp.
4.38%*,1, ††	2,925,000	7,634,814
6.25%*,1	1,400,000	1,401,250
6.30%*,1, ††	1,000,000	1,003,954
4.13%[1]	26,000	446,680
Goldman Sachs Group, Inc. ††
7.50%*	8,350,000	8,765,287
6.85%*	1,500,000	1,544,810
JPMorgan Chase & Co.
6.50%*,1, ††	2,400,000	2,464,975
4.55%[1]	49,000	962,850
4.20%[1]	40,000	742,400
4.63%[1]	24,000	485,040

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Shares	Value
PREFERRED STOCKS† - 5.0% (continued)
Financial - 3.9% (continued)
Jackson Financial, Inc.
8.00%[1]	152,000	$ 3,967,200
Lincoln National Corp. ††
9.25%*,1	3,600,000	3,899,711
Public Storage
4.63%[1]	144,400	2,695,948
4.13%[1]	16,400	274,864
Charles Schwab Corp. ††
4.00%*,1	3,150,000	2,880,123
W R Berkley Corp.
4.13% due 03/30/61	126,000	2,227,680
4.25% due 09/30/60	36,800	650,256
American National Group, Inc.
7.38%	88,000	2,235,200
PartnerRe Ltd.††
4.88%	128,000	2,176,000
MetLife, Inc. ††
3.85%*,1	1,820,000	1,814,294
American Financial Group, Inc.
4.50% due 09/15/60	100,000	1,747,000
CNO Financial Group, Inc.
5.13% due 11/25/60	80,000	1,608,800
Kuvare US Holdings, Inc. ††
7.00% due 02/17/51*,5	1,430,000	1,424,965
State Street Corp. ††
6.45%*,1	1,400,000	1,423,850
Equitable Holdings, Inc.
4.30%[1]	82,000	1,422,700
Assurant, Inc.
5.25% due 01/15/61	58,000	1,183,780
Arch Capital Group Ltd.
4.55%[1]	38,000	669,560
Selective Insurance Group, Inc.
4.60%[1]	36,000	624,240
RenaissanceRe Holdings Ltd.††
4.20%	13,000	212,810
Globe Life, Inc.
4.25% due 06/15/61	11,000	183,810
Avison Young (Canada), Inc.*, ††	815,493	8,155
First Republic Bank††
4.50%*	200,000	600
4.25%*	158,000	16
4.13%*	84,800	8
Total Financial		84,996,402
Communications - 0.5%
AT&T Mobility II LLC
6.80%*,†††	10,000	10,205,700
Government - 0.3%
CoBank ACB††
7.25%*,1	4,300,000	4,417,781
7.13%*,1	500,000	512,327
Farmer Mac
5.75%[1]	80,821	1,832,212
Total Government		6,762,320
Energy - 0.1%
Venture Global LNG, Inc. ††
9.00%*,5	1,800,000	1,787,475
Utilities - 0.1%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85	60,600	1,527,726
Consumer, Cyclical - 0.1%
Exide Technologies*,†††	761	1,098,412
Total Preferred Stocks
(Cost $127,376,201)		106,378,035
WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	26,852	349
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,3	318,615	32
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/27*,†††,3	115,860	11
Total Warrants
(Cost $62,178)		392
RIGHTS† - 0.0%
Communications - 0.0%
Xplore, Inc.*,†††	4,673	–
Total Rights
(Cost $–)		–
EXCHANGE-TRADED FUNDS***,† - 3.2%
iShares Core S&P 500 ETF[1]	82,471	53,467,599
iShares Silver Trust*	304,800	11,030,712
SPDR S&P 500 ETF Trust[1]	3,866	2,493,763
iShares Russell 2000 Index ETF[1]	5,398	1,269,448
Invesco QQQ Trust Series[1]	2,216	1,264,006
Total Exchange-Traded Funds
(Cost $63,146,388)		69,525,528
CLOSED-END MUTUAL FUNDS***,† - 1.0%
Guggenheim Active Allocation Fund[4]	950,000	14,991,000
Blackstone Strategic Credit Fund	186,741	2,352,937
BlackRock Credit Allocation Income Trust	184,289	2,027,179
Eaton Vance Limited Duration Income Fund	141,764	1,463,004
Total Closed-End Mutual Funds
(Cost $19,143,524)		20,834,120
MONEY MARKET FUNDS***,† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.12%[6]	49,257,314	49,257,314
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.15%[6]	624,295	624,295
Total Money Market Funds
(Cost $49,881,609)		49,881,609

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
PRIVATE FUND††† - 0.1%
Coller Credit Backed Loans & Notes II Ltd.*	1,845,664	$ 2,503,111
Total Private Fund
(Cost $1,985,557)		2,503,111
CORPORATE BONDS†† - 37.2%
Financial - 11.7%
Morgan Stanley Finance LLC
0.50%due 10/23/29◊,†††,7	13,500,000	11,445,300
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	9,492,300
Encore Capital Group, Inc.
8.50% due 05/15/30[5]	6,100,000	6,446,962
9.25% due 04/01/29[5]	2,300,000	2,428,546
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[1,5]	5,200,000	5,432,716
4.50% due 11/15/29[5]	3,500,000	3,380,345
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	4,060,000	4,055,576
5.50% due 04/15/29[1,5]	1,925,000	1,895,829
5.75% due 06/15/27[1,5]	1,400,000	1,398,383
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[1,5]	7,500,000	7,278,445
Hunt Companies, Inc.
5.25% due 04/15/29[1,5]	7,325,000	7,172,015
Accident Fund Insurance Company of America
8.50% due 08/01/32[1,5]	7,000,000	6,969,927
Allianz SE
6.55% [5,8,9]	5,400,000	5,503,410
3.50% [5,8,9]	1,400,000	1,387,341
Wilton RE Ltd.
6.00% [1,5,8,9]	6,786,000	6,720,618
PennyMac Financial Services, Inc.
6.88% due 02/15/33[5]	2,800,000	2,860,911
7.13% due 11/15/30[5]	2,650,000	2,744,902
7.88% due 12/15/29[5]	850,000	903,459
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	3,650,000	3,871,259
8.50% due 03/15/30[5]	2,050,000	2,168,273
Corebridge Financial, Inc.
6.88% due 12/15/52[1,9]	5,840,000	6,039,437
Maple Grove Funding Trust I
4.16% due 08/15/51[1,5]	8,000,000	5,427,243
American National Group, Inc.
7.00% due 12/01/55[9]	5,250,000	5,372,010
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55[9]	5,000,000	5,278,250
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.38% due 10/01/32[5]	3,550,000	3,657,334
4.25% due 10/15/27[1,5]	725,000	714,703
7.00% due 01/15/31[5]	425,000	439,553
6.75% due 04/15/28[5]	350,000	357,033
Focus Financial Partners LLC
6.75% due 09/15/31[1,5]	4,950,000	5,115,206
Sherwood Financing plc
9.63% due 12/15/29[5]	GBP 2,000,000	2,722,599
7.63% due 12/15/29[5]	EUR 1,700,000	1,969,946
7.48% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊	EUR 300,000	351,004
Kennedy-Wilson, Inc.
5.00% due 03/01/31	3,750,000	3,500,908
4.75% due 02/01/30	1,450,000	1,359,201
MidCap Funding XLVI Trust
6.85% (1 Month Term SOFR + 2.50%, Rate Floor: 0.00%) due 04/15/28◊,†††	4,850,000	4,850,000
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[1,5]	4,800,000	4,847,309
Liberty Mutual Group, Inc.
4.30% due 02/01/61[1,5]	7,300,000	4,594,493
AmFam Holdings, Inc.
3.83% due 03/11/51[1,5]	7,200,000	4,542,470
National Life Insurance Co.
10.50% due 09/15/39[5]	3,400,000	4,539,714
LPL Holdings, Inc.
4.00% due 03/15/29[1,5]	4,172,000	4,077,650
4.38% due 05/15/31[5]	476,000	459,012
Global Atlantic Finance Co.
4.70% due 10/15/51[1,5,9]	2,900,000	2,853,209
3.13% due 06/15/31[1,5]	1,750,000	1,580,334

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Financial - 11.7% (continued)
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[1,5]	4,031,000	$ 3,634,289
3.88% due 03/01/31[1,5]	825,000	770,937
Equitable Holdings, Inc.
6.70% due 03/28/55[9]	4,050,000	4,134,228
OneMain Finance Corp.
4.00% due 09/15/30[1]	2,200,000	2,033,616
7.88% due 03/15/30	750,000	793,486
3.88% due 09/15/28	800,000	766,879
7.13% due 03/15/26	384,000	388,231
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[1]	3,250,000	2,900,571
5.30% due 01/15/29	1,050,000	1,069,041
Kane Bidco Ltd.
8.25% due 06/30/31[5]	GBP 2,750,000	3,803,089
NatWest Group plc
7.47% due 11/10/26[9]	3,500,000	3,518,684
Hampton Roads PPV LLC
6.62% due 06/15/53†††,5	4,390,000	3,504,361
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,610,000	3,394,381
Belrose Funding Trust II
6.79% due 05/15/55[1,5]	3,150,000	3,264,716
Americo Life, Inc.
3.45% due 04/15/31[1,5]	3,511,000	3,170,513
Toronto-Dominion Bank
8.13% due 10/31/82[9]	2,850,000	3,001,452
Ares Finance Company IV LLC
3.65% due 02/01/52[1,5]	4,100,000	2,827,723
Galaxy Bidco Ltd.
8.13% due 12/19/29[5]	GBP 1,800,000	2,526,580
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[5]	2,700,000	2,520,796
Walker & Dunlop, Inc.
6.63% due 04/01/33[5]	2,300,000	2,392,943
Nassau Companies of New York
7.88% due 07/15/30[5]	2,350,000	2,385,337
Enstar Group Ltd.
7.50% due 04/01/45[5,9]	2,200,000	2,292,770
Bank of Nova Scotia
8.63% due 10/27/82[9]	2,150,000	2,277,099
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[5]	2,180,000	2,175,112
Farmers Insurance Exchange
7.00% due 10/15/64[5,9]	1,920,000	1,951,738
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[5]	1,800,000	1,889,402
Reinsurance Group of America, Inc.
3.15% due 06/15/30[1]	1,000,000	947,023
6.65% due 09/15/55[9]	800,000	814,888
First American Financial Corp.
4.00% due 05/15/30	1,740,000	1,670,027
Nippon Life Insurance Co.
6.50% due 04/30/55[1,5,9]	1,550,000	1,652,833
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[1,5]	1,730,000	1,319,877
Ardonagh Finco Ltd.
7.75% due 02/15/31[5]	850,000	889,493
6.88% due 02/15/31	EUR 350,000	426,344
Weyerhaeuser Co.
6.88% due 12/15/33[1]	1,100,000	1,223,100
Fortitude Group Holdings LLC
6.25% due 04/01/30[5]	1,150,000	1,194,895
Ryan Specialty LLC
4.38% due 02/01/30[5]	1,100,000	1,063,153
USI, Inc.
7.50% due 01/15/32[5]	970,000	1,027,756
Pershing Square Holdings Ltd.
3.25% due 10/01/31[5]	1,100,000	978,443
PartnerRe Finance B LLC
4.50% due 10/01/50[1,9]	950,000	889,553
Prudential Financial, Inc.
5.13% due 03/01/52[9]	700,000	685,948
Rfna, LP
7.88% due 02/15/30[5]	650,000	672,717
Fort Moore Family Communities LLC
6.09% due 01/15/51[5]	669,591	574,523
Pacific Beacon LLC
5.63% due 07/15/51[5]	643,216	573,084
Starwood Property Trust, Inc.
6.50% due 07/01/30[5]	505,000	524,131
Osaic Holdings, Inc.
6.75% due 08/01/32[5]	500,000	509,453
Assurant, Inc.
7.00% due 03/27/48[9]	400,000	409,308
Macquarie Bank Ltd.
3.62% due 06/03/30[5]	375,000	357,377
Fort Eisenhower Housing LLC
6.32% due 05/15/51[5]	200,000	182,822

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Financial - 11.7% (continued)
Atlas Mara Ltd.
due 12/31/21†††,2,10	180,783	$ –
Total Financial		250,179,857
Consumer, Cyclical - 4.8%
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	3,210,000	3,193,628
5.00% due 06/01/31[5]	1,800,000	1,703,080
Penn Entertainment, Inc.
4.13% due 07/01/29[1,5]	4,925,000	4,590,042
AccorInvest Group S.A.
5.63% due 05/15/32[5]	EUR 2,550,000	3,041,036
6.38% due 10/15/29[5]	EUR 600,000	741,895
5.79% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 05/15/32◊,5	EUR 600,000	705,094
Crocs, Inc.
4.25% due 03/15/29[5]	3,238,000	3,079,140
4.13% due 08/15/31[5]	1,525,000	1,368,957
Wabash National Corp.
4.50% due 10/15/28[5]	4,800,000	4,405,337
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	4,450,000	4,092,329
TVL Finance plc
5.73% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/30◊	EUR 3,500,000	3,985,490
Station Casinos LLC
4.63% due 12/01/31[1,5]	4,200,000	3,974,350
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[1,5]	3,950,000	3,972,323
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]	4,100,000	3,919,397
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[1,5]	3,660,000	3,812,992
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[1,5]	3,353,000	3,487,120
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1,5]	3,350,000	3,385,138
QuickTop HoldCo AB
6.54% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%) due 03/31/30◊	EUR 2,800,000	3,370,003
JB Poindexter & Company, Inc.
8.75% due 12/15/31[5]	3,020,000	3,119,030
Air Canada
4.63% due 08/15/29[1,5]	CAD 2,900,000	2,091,118
3.88% due 08/15/26[5]	825,000	815,030
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[5]	2,650,000	2,661,149
Scotts Miracle-Gro Co.
4.00% due 04/01/31	2,150,000	1,978,123
4.38% due 02/01/32	700,000	646,099
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[1,5]	2,548,974	2,588,234
United Airlines, Inc.
4.63% due 04/15/29[1,5]	2,575,000	2,534,041
Deuce FinCo plc
5.50% due 06/15/27	GBP 1,600,000	2,158,751
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[5]	2,000,000	1,921,658
Yum! Brands, Inc.
4.63% due 01/31/32[1]	1,987,000	1,920,686
Whirlpool Corp.
4.70% due 05/14/32	1,200,000	1,114,677
4.50% due 06/01/46	550,000	414,210
4.60% due 05/15/50	500,000	371,904
RB Global Holdings, Inc.
7.75% due 03/15/31[5]	1,750,000	1,836,439
ONE Hotels GmbH
7.75% due 04/02/31[5]	EUR 1,300,000	1,646,809
HP Communities LLC
6.82% due 09/15/53[5]	902,174	859,670
6.16% due 09/15/53[5]	1,000,000	765,009
Hanesbrands, Inc.
9.00% due 02/15/31[5]	1,500,000	1,594,648
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[5]	1,625,000	1,586,508
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[5]	850,000	827,364
4.00% due 10/15/30[5]	725,000	677,888
QXO Building Products, Inc.
6.75% due 04/30/32[5]	1,200,000	1,239,366
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	1,350,000	1,232,236
Lindblad Expeditions LLC
7.00% due 09/15/30[5]	1,200,000	1,228,921
Boyne USA, Inc.
4.75% due 05/15/29[5]	1,250,000	1,227,180
Somnigroup International, Inc.
3.88% due 10/15/31[5]	700,000	640,392
4.00% due 04/15/29[5]	500,000	480,611

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Consumer, Cyclical - 4.8% (continued)
Allison Transmission, Inc.
3.75% due 01/30/31[5]	1,100,000	$ 1,015,228
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]	975,000	962,023
New Flyer Holdings, Inc.
9.25% due 07/01/30[5]	800,000	858,157
Beach Acquisition Bidco, LLC
5.25% due 07/15/32	EUR 700,000	836,754
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	850,000	815,749
Velocity Vehicle Group LLC
8.00% due 06/01/29[5]	370,000	375,008
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27[1]	359,792	351,091
Superior Plus, LP
4.25% due 05/18/28[1,5]	CAD 350,000	250,146
Caesars Entertainment, Inc.
6.00% due 10/15/32[5]	225,000	220,602
Aramark Services, Inc.
5.00% due 02/01/28[5]	110,000	109,192
Exide Technologies
due 10/31/24†††,2,10	2,353,687	3
Total Consumer, Cyclical		102,799,055
Communications - 4.7%
Altice France S.A.
5.50% due 10/15/29[5]	8,175,000	7,010,062
5.13% due 07/15/29[5]	3,025,000	2,586,375
due 02/01/27[5,10]	1,300,000	1,203,521
McGraw-Hill Education, Inc.
8.00% due 08/01/29[5]	6,300,000	6,427,197
5.75% due 08/01/28[1,5]	3,525,000	3,543,347
Cogent Communications Group LLC
7.00% due 06/15/27[1,5]	7,500,000	7,472,374
Bell Telephone Company of Canada or Bell Canada
6.88% due 09/15/55[9]	6,550,000	6,689,587
British Telecommunications plc
4.88% due 11/23/81[1,5,9]	5,550,000	5,209,646
4.25% due 11/23/81[1,5,9]	950,000	938,568
VZ Secured Financing B.V.
5.00% due 01/15/32[1,5]	6,850,000	6,082,791
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[1,5]	5,725,000	5,502,237
AMC Networks, Inc.
10.50% due 07/15/32[5]	4,092,000	4,226,177
10.25% due 01/15/29[5]	1,100,000	1,144,990
4.25% due 02/15/29	81,000	66,674
Paramount Global
4.95% due 05/19/50[1]	6,390,000	4,989,560
Rogers Communications, Inc.
7.13% due 04/15/55[1,9]	3,000,000	3,114,230
4.55% due 03/15/52	2,200,000	1,771,780
TELUS Corp.
7.00% due 10/15/55[9]	4,500,000	4,617,814
Sunrise FinCo I B.V.
4.88% due 07/15/31[5]	4,550,000	4,347,343
CSC Holdings LLC
11.25% due 05/15/28[5]	2,750,000	2,748,394
4.63% due 12/01/30[5]	1,913,000	838,119
Corning, Inc.
4.38% due 11/15/57[1]	4,100,000	3,270,864
Vodafone Group plc
5.13% due 06/04/81[1,9]	4,100,000	3,179,392
Sirius XM Radio LLC
3.88% due 09/01/31[5]	2,300,000	2,068,459
Ciena Corp.
4.00% due 01/31/30[1,5]	2,150,000	2,040,941
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,225,000	1,130,721
4.75% due 07/15/31[5]	650,000	607,761
Level 3 Financing, Inc.
3.88% due 10/15/30[5]	1,500,000	1,275,000
4.00% due 04/15/31[5]	410,000	343,375
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	1,200,000	1,126,552
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	1,050,000	1,015,721
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	1,282,000	849,560
Match Group Holdings II LLC
3.63% due 10/01/31[5]	875,000	789,779
Ziggo B.V.
4.88% due 01/15/30[5]	725,000	680,384

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Communications - 4.7% (continued)
Time Warner Cable LLC
4.50% due 09/15/42	620,000	$ 491,703
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[1,5]	538,000	479,875
Ziggo Bond Company B.V.
5.13% due 02/28/30[5]	500,000	441,321
Castor S.p.A.
7.23% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊	EUR 200,000	218,621
Total Communications		100,540,815
Industrial - 4.6%
AP Grange Holdings LLC
6.50% due 03/20/45†††	11,000,000	11,316,250
5.00% due 03/20/45†††	1,200,000	1,212,000
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	7,717,000	7,738,839
5.25% due 07/15/28[5]	1,309,000	1,293,911
Standard Industries, Inc.
4.38% due 07/15/30[1,5]	7,050,000	6,755,875
3.38% due 01/15/31[5]	1,100,000	998,283
Terminal Investment Limited Holding
6.23% due 10/01/40†††	5,000,000	4,952,850
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[5]	4,650,000	4,639,556
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	4,500,000	4,560,390
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[1,5]	4,500,000	4,325,349
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	2,500,000	2,578,040
4.25% due 02/01/32[5]	1,675,000	1,574,366
Calderys Financing LLC
11.25% due 06/01/28[1,5]	3,737,000	3,955,073
Enviri Corp.
5.75% due 07/31/27[5]	3,824,000	3,781,011
AmeriTex HoldCo Intermediate LLC
7.63% due 08/15/33[5]	3,600,000	3,714,526
Boots Group Finco L.P.
5.38% due 08/31/32	EUR 2,200,000	2,641,512
7.38% due 08/31/32	GBP 500,000	689,647
Lottomatica Group SpA
4.88% due 01/31/31	EUR 2,550,000	3,054,076
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[5]	1,875,000	1,897,318
9.25% due 04/15/27[5]	1,000,000	995,416
Quikrete Holdings, Inc.
6.75% due 03/01/33[5]	2,425,000	2,513,590
Clearwater Paper Corp.
4.75% due 08/15/28[5]	2,547,000	2,410,812
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[5]	2,600,000	2,210,000
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 1,800,000	2,207,942
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[5]	2,300,000	2,110,558
Howmet Aerospace, Inc.
3.00% due 01/15/29[1]	1,175,000	1,130,202
5.95% due 02/01/37[1]	875,000	930,699
GrafTech Finance, Inc.
4.63% due 12/23/29[5]	2,860,000	2,030,600
Deuce FinCo plc
5.50% due 06/15/27[5]	GBP 1,200,000	1,619,064
6.73% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/15/27◊	EUR 100,000	117,963
TK Elevator US Newco, Inc.
5.25% due 07/15/27[5]	1,550,000	1,545,602
Amsted Industries, Inc.
4.63% due 05/15/30[5]	950,000	914,735
6.38% due 03/15/33[5]	500,000	512,142
Cellnex Finance Company S.A.
3.88% due 07/07/41[5]	1,750,000	1,367,189
Waste Pro USA, Inc.
7.00% due 02/01/33[5]	1,200,000	1,254,757
Worldpay US, Inc.
8.50% due 01/15/31	GBP 750,000	1,092,200
AP Grange Holdings LLC Deferral
6.50% due 03/20/45†††	601,025	601,025
GATX Corp.
4.00% due 06/30/30[1]	560,000	550,321
Emerald Debt Merger Sub LLC
6.38% due 12/15/30	EUR 450,000	549,355
TopBuild Corp.
4.13% due 02/15/32[5]	400,000	372,802
Clarios Global LP
4.75% due 06/15/31	EUR 300,000	355,672
Arcosa, Inc.
4.38% due 04/15/29[5]	350,000	339,832
Hillenbrand, Inc.
3.75% due 03/01/31[1]	250,000	229,857
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	125,000	122,880

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Industrial - 4.6% (continued)
Vertical Midco GmbH
4.38% due 07/15/27	EUR 100,000	$ 117,078
Total Industrial		99,881,165
Consumer, Non-cyclical - 4.6%
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	8,025,000	7,242,562
BCP V Modular Services Finance II plc
6.13% due 10/30/28[5]	GBP 4,250,000	5,376,282
4.75% due 10/30/28[5]	EUR 1,550,000	1,703,807
Medline Borrower, LP
5.25% due 10/01/29[1,5]	5,200,000	5,149,445
3.88% due 04/01/29[5]	2,000,000	1,920,494
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[5]	2,400,000	2,345,781
7.38% due 03/15/33[5]	2,250,000	2,343,114
5.50% due 07/01/28[5]	550,000	547,227
Reynolds American, Inc.
5.70% due 08/15/35[1]	4,150,000	4,271,054
CPI CG, Inc.
10.00% due 07/15/29[5]	3,998,000	4,184,906
Altria Group, Inc.
3.70% due 02/04/51[1]	6,000,000	4,153,967
Post Holdings, Inc.
4.50% due 09/15/31[5]	3,925,000	3,661,349
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
4.38% due 02/02/52[1]	4,800,000	3,657,932
Upbound Group, Inc.
6.38% due 02/15/29[5]	3,625,000	3,552,870
Sotheby's
7.38% due 10/15/27[5]	3,399,000	3,361,587
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	3,063,000	2,975,875
DaVita, Inc.
4.63% due 06/01/30[5]	1,900,000	1,829,176
3.75% due 02/15/31[5]	1,200,000	1,095,004
AZ Battery Property LLC
6.73% due 02/20/46†††	3,000,000	2,864,220
Neogen Food Safety Corp.
8.63% due 07/20/30[5]	2,450,000	2,566,235
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	2,700,000	2,458,561
US Foods, Inc.
4.63% due 06/01/30[1,5]	2,500,000	2,438,133
Verisure Holding AB
5.50% due 05/15/30[5]	EUR 1,950,000	2,369,019
Option Care Health, Inc.
4.38% due 10/31/29[5]	2,275,000	2,193,765
Albion Financing 1 SARL
5.38% due 05/21/30[5]	EUR 1,700,000	2,055,928
Nobel Bidco B.V.
3.13% due 06/15/28	EUR 1,750,000	1,983,284
ADT Security Corp.
4.13% due 08/01/29[5]	1,050,000	1,014,990
4.88% due 07/15/32[5]	1,000,000	962,258
CVS Health Corp.
7.00% due 03/10/55[9]	1,850,000	1,926,050
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.00% due 05/21/30[5]	1,550,000	1,599,450
APi Group DE, Inc.
4.75% due 10/15/29[5]	1,225,000	1,204,121
4.13% due 07/15/29[5]	400,000	383,959
HealthEquity, Inc.
4.50% due 10/01/29[5]	1,550,000	1,498,367
Herc Holdings, Inc.
7.00% due 06/15/30[5]	820,000	853,418
7.25% due 06/15/33[5]	580,000	608,412
Royalty Pharma plc
3.55% due 09/02/50	2,100,000	1,419,936
Sammontana Italia SpA
5.78% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊	EUR 1,200,000	1,399,752
Grifols S.A.
4.75% due 10/15/28[1,5]	1,350,000	1,308,174
Perrigo Finance Unlimited Co.
5.38% due 09/30/32	EUR 900,000	1,088,368
TreeHouse Foods, Inc.
4.00% due 09/01/28	1,150,000	1,068,222
Central Garden & Pet Co.
4.13% due 10/15/30	625,000	591,152
4.13% due 04/30/31[5]	400,000	372,749
Carriage Services, Inc.
4.25% due 05/15/29[5]	975,000	919,573
Avantor Funding, Inc.
3.88% due 11/01/29[5]	925,000	878,889
AMN Healthcare, Inc.
4.63% due 10/01/27[5]	725,000	713,292
Valvoline, Inc.
3.63% due 06/15/31[5]	760,000	693,226
Prestige Brands, Inc.
3.75% due 04/01/31[5]	300,000	276,468
Darling Ingredients, Inc.
6.00% due 06/15/30[5]	250,000	252,711
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38% due 05/21/30	EUR 100,000	120,937
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]	100,000	99,969
Total Consumer, Non-cyclical		99,556,020
Energy - 2.8%
ITT Holdings LLC
6.50% due 08/01/29[1,5]	8,050,000	7,891,404

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Energy - 2.8% (continued)
Venture Global LNG, Inc.
9.88% due 02/01/32[1,5]	6,000,000	$ 6,533,274
Occidental Petroleum Corp.
6.20% due 03/15/40	2,100,000	2,074,064
7.00% due 11/15/27	2,000,000	2,047,772
4.30% due 08/15/39	2,100,000	1,707,279
4.63% due 06/15/45	750,000	573,680
BP Capital Markets plc
4.88% [8,9]	6,083,000	6,030,021
CVR Energy, Inc.
8.50% due 01/15/29[1,5]	3,500,000	3,537,706
5.75% due 02/15/28[5]	2,100,000	2,046,365
Energy Transfer, LP
7.38% due 02/01/31[1,5]	3,800,000	3,975,091
Parkland Corp.
4.63% due 05/01/30[5]	2,700,000	2,613,450
4.50% due 10/01/29[5]	1,300,000	1,262,466
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	2,980,000	3,019,950
7.13% due 07/01/33[5]	500,000	511,748
Buckeye Partners, LP
5.85% due 11/15/43	3,750,000	3,359,214
ONEOK, Inc.
6.50% due 09/01/30[1,5]	2,600,000	2,798,039
Hess Corp.
5.60% due 02/15/41	1,550,000	1,572,319
6.00% due 01/15/40	1,000,000	1,070,792
NuStar Logistics, LP
6.38% due 10/01/30	1,916,000	1,983,811
5.63% due 04/28/27	200,000	201,069
6.00% due 06/01/26	125,000	125,430
TransMontaigne Partners LLC
8.50% due 06/15/30[5]	1,600,000	1,682,970
Expand Energy Corp.
5.38% due 02/01/29[1]	1,400,000	1,402,639
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[5]	775,000	727,646
Vnom Sub, Inc.
5.38% due 11/01/27[5]	277,000	276,818
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[1,5]	215,078	198,658
Total Energy		59,223,675
Basic Materials - 1.7%
Carpenter Technology Corp.
6.38% due 07/15/28[1]	5,225,000	5,240,550
7.63% due 03/15/30	2,500,000	2,574,110
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[1,5]	6,075,000	6,033,983
SK Invictus Intermediate II SARL
5.00% due 10/30/29[1,5]	5,250,000	5,144,291
Kaiser Aluminum Corp.
4.50% due 06/01/31[1,5]	4,860,000	4,559,212
Alumina Pty Ltd.
6.38% due 09/15/32[5]	2,850,000	2,906,444
WR Grace Holdings LLC
4.88% due 06/15/27[5]	1,535,000	1,522,649
7.38% due 03/01/31[5]	500,000	508,929
6.63% due 08/15/32[5]	200,000	199,440
Compass Minerals International, Inc.
8.00% due 07/01/30[5]	910,000	951,847
6.75% due 12/01/27[5]	766,000	765,453
Arsenal AIC Parent LLC
8.00% due 10/01/30[5]	1,550,000	1,641,738
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	1,625,000	1,625,574
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	1,350,000	1,329,750
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[1,5]	1,258,000	1,254,273
HB Fuller Co.
4.25% due 10/15/28	1,150,000	1,116,890
Mirabela Nickel Ltd.
due 06/24/19†††,2,10	2,667,995	6,670
Total Basic Materials		37,381,803
Technology - 1.5%
Cloud Software Group, Inc.
6.50% due 03/31/29[1,5]	5,630,000	5,691,913
Foundry JV Holdco LLC
6.20% due 01/25/37[1,5]	4,750,000	4,994,714
TeamSystem SpA
5.53% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,5	EUR 2,500,000	2,930,472
3.50% due 02/15/28	EUR 1,700,000	1,970,645
Capstone Borrower, Inc.
8.00% due 06/15/30[5]	3,800,000	3,978,873
Castor S.p.A.
7.23% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR 2,300,000	2,514,136
Dye & Durham Ltd.
8.63% due 04/15/29[5]	2,400,000	2,508,329
Twilio, Inc.
3.88% due 03/15/31[1]	2,000,000	1,868,023
Playtika Holding Corp.
4.25% due 03/15/29[1,5]	2,025,000	1,863,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Technology - 1.5% (continued)
Xerox Corp.
10.25% due 10/15/30[5]	1,645,000	$ 1,706,990
Gartner, Inc.
4.50% due 07/01/28[1,5]	1,700,000	1,679,941
Oracle Corp.
3.95% due 03/25/51[1]	2,100,000	1,515,212
Total Technology		33,222,248
Utilities - 0.8%
PacifiCorp
7.38% due 09/15/55[9]	5,000,000	5,188,304
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30[5]	EUR 2,950,000	3,531,422
Alexander Funding Trust II
7.47% due 07/31/28[5]	1,950,000	2,088,075
Terraform Global Operating, LP
6.13% due 03/01/26[5]	2,035,000	2,023,870
Clearway Energy Operating LLC
3.75% due 02/15/31[1,5]	1,663,000	1,529,638
3.75% due 01/15/32[5]	525,000	472,617
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[9]	1,576,000	1,624,668
CMS Energy Corp.
6.50% due 06/01/55[9]	1,570,000	1,601,468
Total Utilities		18,060,062
Total Corporate Bonds
(Cost $820,866,013)		800,844,700
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6%
Consumer, Cyclical - 8.9%
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	7,768,457	7,778,168
FR Refuel LLC
9.18% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28	7,696,667	7,619,700
MB2 Dental Solutions LLC
9.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	7,306,735	7,268,531
PetSmart LLC
8.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/32	3,400,000	3,363,892
8.21% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	2,736,000	2,725,740
Applegreen Ltd.
7.03% (3 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 01/23/32	EUR 4,800,000	5,669,807
PHM Group Holding OY
5.46% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 04/22/32	EUR 4,600,000	5,373,609
Allwyn Entertainment Financing US LLC
4.87% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/19/32	EUR 4,350,000	5,091,337
Alexander Mann
10.46% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	5,277,990	5,014,090
B&B Hotels
5.62% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/21/31	EUR 4,150,000	4,863,614
Normec 1 B.V.
5.41% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 04/16/31	EUR 4,125,000	4,850,386
QSRP Finco B.V.
6.07% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/19/31	EUR 4,100,000	4,815,090
Accuride Corp.
8.81% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.00%) due 03/07/30†††,4,11	2,237,825	4,205,823
Shaw Development LLC
10.31% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	4,412,234	4,144,988
ATG Entertainment
8.97% (3 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 04/19/32	GBP 3,000,000	4,071,510
Zephyr Bidco Ltd.
9.47% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP 3,000,000	4,058,170

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Consumer, Cyclical - 8.9% (continued)
Citrin Cooperman Advisors LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/01/32	3,851,515	$ 3,845,507
Tortuga Resorts GHD LLC
3.25% due 08/13/32	3,825,000	3,825,000
Tipico
5.37% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/22/28	EUR 1,650,000	1,931,158
3.25% due 05/18/28	EUR 1,600,000	1,872,788
Betclic Everest Group SAS
5.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 12/09/31	EUR 3,150,000	3,701,388
One Hotels GmbH
6.19% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 06/04/32	EUR 3,000,000	3,535,065
First Brands Group LLC
9.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	3,718,616	3,530,845
Socotec Holding
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/02/31	2,277,000	2,287,429
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/02/31	EUR 1,050,000	1,234,644
Alterra Mountain Co.
6.82% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/31/30	2,993,908	2,995,794
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/17/28	461,985	461,407
Shilton BidCo Ltd.
5.73% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 01/14/30	EUR 2,000,000	2,346,695
5.69% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 01/14/30	EUR 900,000	1,056,013
Scenic Cruises
8.51% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/19/32	3,400,000	3,400,102
Entain Holdings (Gibraltar) Ltd.
5.29% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 2,750,000	3,225,869
The Facilities Group
10.06% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	3,242,921	3,201,771
NFM & J LLC
10.16% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	3,190,185	3,149,703
Apro LLC
8.11% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	3,151,312	3,145,419
Grant Thornton Advisors LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/30/31	3,050,000	3,056,862
Breitling Financing SARL
5.94% (6 Month EURIBOR + 3.90%, Rate Floor: 3.90%) due 10/25/28	EUR 2,800,000	2,953,513
Restaurant Brands
5.60% (3 Month EURIBOR + 3.60%, Rate Floor: 3.60%) due 10/31/31	EUR 2,450,000	2,883,071
Cervantes Bidco S.L.U.
5.79% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/03/31	EUR 2,400,000	2,817,213
Seren BidCo AB
7.76% (3 Month Term SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	2,765,019	2,767,618
Mavis Tire Express Services TopCo Corp.
7.20% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/04/28	2,665,185	2,670,755

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Consumer, Cyclical - 8.9% (continued)
Drive Bidco B.V.
5.72% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/23/31	EUR 2,200,000	$ 2,574,003
Paint Intermediate III LLC
7.24% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/09/31	2,493,750	2,494,523
Bulldog Purchaser, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/28/31	2,477,184	2,489,049
Caesars Entertainment, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	1,975,000	1,967,594
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	449,625	447,939
Eagle Bidco Ltd.
5.15% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/28	EUR 2,000,000	2,349,947
Oil Changer Holding Corp.
11.06% (6 Month Term SOFR + 6.75%, Rate Floor: 7.75%) due 02/08/27†††	2,109,785	2,109,785
Clarios Global, LP
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32	1,400,000	1,400,000
4.87% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR 600,000	703,117
Blue Ribbon LLC
12.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) (in-kind rate was 4.00%) due 05/08/28†††,11	2,091,950	2,081,490
CCRR Parent, Inc.
8.71% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	6,591,434	1,977,430
TransNetwork LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/30/30	1,885,642	1,878,571
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
13.00% (Commercial Prime Lending Rate + 3.50%, Rate Floor: 3.50%) (in-kind rate was 2.00%) due 12/15/25[10,11]	2,466,616	1,837,629
Scientific Games Corp.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	1,829,302	1,808,338
Sweetwater Sound
8.68% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	1,706,713	1,704,580
Thevelia US LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29	1,578,627	1,581,911
Secretariat Advisors LLC
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/27/32	1,557,923	1,562,800
Upbound Group, Inc.
7.10% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/32	1,550,000	1,548,713
EG Finco Ltd.
7.70% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/07/28	1,536,228	1,542,127
SHO Holding I Corp.
10.93% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	1,135,961	1,127,399
6.43% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 06/30/29†††	423,926	373,055
Arcis Golf LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/24/28	1,296,962	1,299,128
Parts Europe SA
5.27% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/03/31	EUR 1,000,000	1,174,751

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Consumer, Cyclical - 8.9% (continued)
Fertitta Entertainment LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 01/27/29	1,161,729	$ 1,160,428
American Auto Auction Group LLC
8.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 05/22/32	1,097,250	1,106,390
Congruex Group LLC
10.96% (3 Month Term SOFR + 1.50%, Rate Floor: 2.25%) (in-kind rate was 5.00%) due 05/03/29[11]	1,238,859	1,037,544
Dealer Tire LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/02/31	992,513	989,724
PT Intermediate Holdings III LLC
9.30% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) (in-kind rate was 1.75%) due 04/09/30†††,11	933,775	926,772
AmSpec Parent LLC
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31	520,000	522,111
7.82% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31	32,000	32,130
Student Transportation Of America Holdings, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/24/32	420,000	421,315
7.56% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/24/32	9,600	9,630
Weight Watchers International, Inc.
11.12% (3 Month Term SOFR + 6.80%, Rate Floor: 6.80%) due 06/24/30	273,050	249,158
Total Consumer, Cyclical		191,299,165
Industrial - 7.0%
Capstone Acquisition Holdings, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	8,296,915	8,258,262
Fugue Finance LLC
6.95% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/09/32	5,083,153	5,091,336
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	3,631,750	3,630,225
5.23% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/17/32	EUR 1,250,000	1,459,533
Pregis TopCo LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/28/29	5,047,883	5,089,528
FCG Acquisitions, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	5,014,473	5,021,293
Integrated Power Services Holdings, Inc.
9.18% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	3,863,324	3,854,402
8.93% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	1,096,314	1,093,783
Atlantic Aviation
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31	4,931,425	4,930,488
Aegion Corp.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	4,908,399	4,911,491

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Industrial - 7.0% (continued)
Michael Baker International LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	4,776,340	$ 4,792,245
Boluda Towage S.L.
5.37% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/30	EUR 3,950,000	4,649,511
Charter Next Generation, Inc.
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 3.50%) due 11/29/30	4,608,487	4,626,414
Engineering Research And Consulting LLC
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31	4,577,000	4,451,133
Inspired Finco Holdings, Ltd.
5.12% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/28/31	EUR 3,800,000	4,448,316
VDK Groep B.V.
5.39% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/23/32	EUR 3,750,000	4,402,115
Engineered Machinery Holdings, Inc.
8.06% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/19/28	2,269,121	2,281,692
5.98% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/21/28	EUR 1,600,000	1,877,861
Foundation Building Materials Holding Company LLC
8.31% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.00%) due 01/29/31	4,098,125	4,109,395
Merlin Buyer, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	4,039,936	4,001,233
Dispatch Terra Acquisition LLC
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	4,067,908	3,965,356
STS Operating, Inc.
8.42% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	3,950,000	3,914,213
Pelican Products, Inc.
8.81% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	4,428,958	3,808,904
ASP Dream Acquisiton Co. LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	4,201,395	3,781,255
Galileo Global Education
5.28% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/31/31	EUR 2,898,444	3,381,654
5.28% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/31/31	EUR 251,556	293,493
Convergint
8.10% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/12/32	3,480,598	3,489,300
Cognita Ltd.
7.82% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/27/31	1,990,013	1,994,988
5.73% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 04/25/29	EUR 1,000,000	1,174,096
Infragroup
5.48% (3 Month EURIBOR + 3.45%, Rate Floor: 3.45%) due 09/27/30	EUR 2,600,000	3,054,506
Talbot Participation SAS
5.44% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/27/32	EUR 2,550,000	2,999,345
Climater Bidco II
6.38% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/31/32	EUR 2,450,000	2,859,337
Anchor Packaging LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29	2,849,836	2,852,686
IFCO Management GmbH
3.50% due 07/30/32	EUR 2,400,000	2,810,642

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Industrial - 7.0% (continued)
DXP Enterprises, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	2,568,109	$ 2,576,943
Service Logic Acquisition, Inc.
7.31% ((1 Month Term SOFR + 3.00%) and (3 Month Term SOFR + 3.00%), Rate Floor: 3.75%) due 10/29/27	2,466,664	2,468,711
Quimper AB
5.70% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/25/30	EUR 2,000,000	2,347,678
Mauser Packaging Solutions Holding Co.
7.35% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/27	2,263,194	2,262,719
White Cap Supply Holdings LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	2,152,477	2,152,692
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	1,836,125	1,790,222
OptiGroup
7.12% (1 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 03/16/29	EUR 1,600,000	1,765,541
API Holdings III Corp.
11.30% (3 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 6.00%) due 05/09/27[11]	1,734,229	1,505,311
11.30% (3 Month Term SOFR + 1.00%, Rate Floor: 2.00%) (in-kind rate was 6.00%) due 03/25/27[11]	130,601	131,907
LBM Acquisition LLC
8.21% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	1,628,550	1,579,400
Vista Management Holding, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/26/31	1,350,000	1,356,332
Apave S.A.
5.16% (1 Month EURIBOR + 3.27%, Rate Floor: 3.27%) due 12/09/31	EUR 1,150,000	1,348,300
ProAmpac PG Borrower LLC
8.27% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 09/15/28	1,307,203	1,305,569
ILPEA Parent, Inc.
8.32% (1 Month Term SOFR + 4.01%, Rate Floor: 4.76%) due 06/22/28	1,222,670	1,218,855
Spring Education Group, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/04/30	1,182,000	1,188,406
Merlin Buyer, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	1,080,653	1,069,847
Valcour Packaging LLC
8.23% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 2.25%) due 10/04/28[11]	443,893	374,201
9.62% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/04/28	360,023	360,250
Park River Holdings, Inc.
7.80% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	581,135	578,712
Osmose Utility Services, Inc.
7.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	491,667	482,079
Berlin Packaging LLC
7.59% ((1 Month Term SOFR + 3.25%) and (3 Month Term SOFR + 3.25%), Rate Floor: 3.25%) due 06/09/31	466,481	467,572

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Industrial - 7.0% (continued)
Beacon Roofing Supply, Inc.
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/23/32	113,333	$ 114,272
Total Industrial		151,805,550
Technology - 6.2%
Visma AS
6.08% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/05/28†††	EUR 7,250,000	8,482,508
6.03% (6 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 12/05/28†††	EUR 500,000	585,001
Datix Bidco Ltd.
9.46% (6 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 04/30/31†††	GBP 3,920,000	5,258,390
9.54% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 04/30/31†††	1,110,000	1,110,000
9.54% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 10/30/30†††	105,000	94,128
Total Webhosting Solutions BV
5.90% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/06/31	EUR 5,000,000	5,871,943
TSG Solutions Holding
6.03% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/04/32	EUR 4,775,000	5,614,689
Kerridge Commercial Systems Bidco Ltd.
9.47% (3 Month GBP SONIA + 5.25%, Rate Floor: 6.00%) due 09/07/30†††	GBP 3,800,000	5,066,020
Team.Blue Finco SARL
5.68% (3 Month EURIBOR + 3.45%, Rate Floor: 3.45%) due 09/30/29	EUR 4,150,000	4,864,002
Kaseya, Inc.
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/22/32	4,837,875	4,845,277
Precise Midco B.V.
4.98% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/22/30	EUR 4,117,500	4,822,394
Finastra
11.43% (6 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29	4,838,750	4,790,362
DS Admiral Bidco LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	4,744,083	4,738,153
Modena Buyer LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	4,641,684	4,562,126
Planview Parent, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	4,662,300	4,547,701
Boxer Parent Co., Inc.
7.20% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	4,486,256	4,478,046
Bock Capital Bidco B.V.
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/29/28	EUR 3,800,000	4,471,569
Leia Finco US LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	4,189,500	4,197,376
Blackhawk Network Holdings, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	4,148,205	4,163,180
Wrench Group LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/28	4,093,562	4,087,176
Sitecore Holding III A/S
11.60% (3 Month Term SOFR + 3.18%, Rate Floor: 3.18%) (in-kind rate was 6.24%) due 03/12/29†††,11	2,214,304	2,199,649
9.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) (in-kind rate was 5.06%) due 03/12/29†††,11	EUR 1,614,600	1,876,582

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6%(continued)
Technology - 6.2% (continued)
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	3,880,500	$ 3,895,052
Apttus Corp.
7.81% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/08/28	3,858,959	3,857,763
Indicor LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/29	EUR 3,092,231	3,626,958
CoreLogic, Inc.
7.93% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	3,519,676	3,507,357
Polaris Newco LLC
5.78% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/02/28	EUR 2,480,670	2,711,149
8.32% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/02/28	627,539	595,020
Cordobes Holdco SL
5.87% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/02/29	EUR 2,700,000	3,160,993
Alteryx, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 03/19/31†††	2,881,944	2,881,944
Zuora, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/32	2,795,000	2,782,786
Xerox Corp.
8.27% ((3 Month Term SOFR + 4.00%) and (6 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	2,714,943	2,528,969
Redhalo Midco Ltd.
5.23% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/24/31	EUR 2,100,000	2,455,479
Athena Bidco Gmbh (P&I)
5.77% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 05/31/32	EUR 1,575,000	1,850,970
Polaris Newco LLC
7.94% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/04/26†††	1,652,364	1,620,805
Dye & Durham Corp.
8.65% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	1,424,464	1,425,803
Central Parent LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	1,529,591	1,276,383
Azurite Intermediate Holdings, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 03/19/31†††	1,268,056	1,268,056
BEP Intermediate Holdco LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 04/28/31	891,017	893,806
Conair Holdings LLC
8.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	1,328,308	870,041
Storable, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/16/31	847,875	850,419
RealPage, Inc.
7.56% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 04/24/28	500,000	499,150
Marcel Bidco LLC
7.35% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 11/13/30	496,259	496,880
Finastra USA, Inc.
11.57% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	17,469	16,016
Total Technology		133,798,071
Financial - 5.8%
Eisner Advisory Group
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	8,323,830	8,370,693

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Financial - 5.8% (continued)
Higginbotham Insurance Agency, Inc.
8.82% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	7,980,807	$ 7,931,745
9.07% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††	342,584	340,478
HighTower Holding LLC
7.07% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/03/32	7,936,810	7,920,301
Cliffwater LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 03/19/32†††	6,792,975	6,771,308
Asurion LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	3,867,372	3,861,919
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	2,494,750	2,463,924
Cegid Group
4.78% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 07/10/28	EUR 4,650,000	5,433,052
Sandy Bidco B.V.
6.26% (6 Month EURIBOR + 3.85%, Rate Floor: 3.85%) due 08/17/29	EUR 4,550,000	5,294,971
Aretec Group, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	4,694,450	4,696,562
Nexus Buyer LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	4,699,137	4,688,376
Cobham Ultra SeniorCo SARL
8.37% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	4,627,304	4,631,422
Orion Advisor Solutions, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/09/30	4,565,500	4,577,325
Howden Group Holdings Ltd.
5.38% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/15/31	EUR 3,750,000	4,403,475
AqGen Island Holdings, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28	4,134,061	4,134,930
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	2,063,598	2,053,610
5.98% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/09/27	EUR 1,713,918	1,993,474
Diot-Siaci
5.43% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/26/32	EUR 3,450,000	4,039,653
Ardonagh Midco 3 plc
6.95% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/18/31	3,840,375	3,833,194
Tegra118 Wealth Solutions, Inc.
8.20% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	3,691,710	3,645,564
Claros Mortgage Trust, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/09/26	3,394,416	3,284,097
IntraFi
10.07% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 01/31/32	3,300,000	3,279,375
CFC USA 2025 LLC
8.04% (0 - –%) due 05/29/32	3,200,000	3,170,016
Cross Financial Corp.
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/31/31	2,786,000	2,791,795

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Financial - 5.8% (continued)
Assetmark Financial Holdings, Inc.
7.06% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31	2,606,900	$ 2,611,175
Saphilux SARL
7.74% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/18/28	2,482,554	2,496,531
Apex Group Treasury LLC
7.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	2,296,922	2,297,496
Penta Technologies B.V.
5.19% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/28/32	EUR 1,950,000	2,279,609
Fusion Intermediate, LLC
12.40% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 06/06/30	2,228,226	2,243,088
Galaxy Bidco Ltd.
6.04% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/19/29	EUR 1,800,000	2,118,512
Boots Group Bidco Ltd.
4.75% due 08/30/32	GBP 1,500,000	2,037,113
OEG Borrower LLC
7.81% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/31	1,736,875	1,743,388
Orion US FinCo
3.50% due 05/20/32	1,150,000	1,157,602
IMC Global Holdings
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/18/32	850,000	857,438
Avison Young (Canada), Inc.
12.59% (3 Month Term SOFR + 1.50%, Rate Floor: 3.50%) (in-kind rate was 6.50%) due 03/12/29[11]	985,258	480,313
12.49% (3 Month Term SOFR + 1.50%, Rate Floor: 3.50%) (in-kind rate was 6.50%) due 03/12/29[11]	176,732	35,346
Osaic Holdings, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/32	500,000	499,445
Eagle Point Holdings Borrower, LLC
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	250,000	250,000
Total Financial		124,718,315
Consumer, Non-cyclical - 5.6%
LaserAway Intermediate Holdings II LLC
10.33% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	7,441,653	7,292,820
Quirch Foods Holdings LLC
9.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	6,724,864	6,587,004
Nidda Healthcare Holding GmbH
5.42% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/21/30	EUR 5,450,000	6,380,524
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	7,045,604	6,299,968
Women's Care Holdings, Inc.
8.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	6,552,000	5,945,940
Domidep
5.41% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 10/24/29	EUR 4,400,000	5,165,714
Bowtie Germany Bidco GmbH
5.98% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR 4,200,000	4,910,958
Recess Holdings, Inc.
8.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	4,838,934	4,860,128

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Consumer, Non-cyclical - 5.6% (continued)
Gibson Brands, Inc.
9.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28	4,752,625	$ 4,449,645
Affidea
5.69% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/20/29	EUR 3,750,000	4,396,630
Artisan Newco B.V.
5.96% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/01/32	EUR 3,682,773	4,326,816
Hanger, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	4,233,686	4,241,645
Curriculum Associates LLC
8.95% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 05/07/32†††	4,200,000	4,179,987
Rainbow Finco SARL
8.47% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 02/26/29	GBP 3,000,000	4,042,763
Blue Ribbon LLC
10.55% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	5,542,490	3,935,168
AI Monet (Luxembourg) Parentco SARL
5.72% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/06/31	EUR 3,250,000	3,818,360
Culligan
7.35% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/31/28	3,721,945	3,722,131
Florida Food Products LLC
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	5,515,481	3,695,372
CHG PPC Parent LLC
5.37% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/08/28	EUR 2,500,000	2,925,003
Balrog Acquisition, Inc.
8.93% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	2,989,000	2,914,275
Chefs' Warehouse, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 08/23/29	2,316,875	2,325,563
Outcomes Group Holdings, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/06/31	2,128,540	2,138,800
IVI America LLC
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/18/31	2,029,500	2,035,426
3.75% (0 - –%) due 04/09/31	100,000	100,292
Aenova Holding Gmbh
5.03% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 08/22/31	EUR 1,725,000	2,018,252
Confluent Health LLC
8.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28†††	1,967,487	1,800,251
Skio Bidco B.V.
5.59% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 05/19/32	EUR 1,400,000	1,642,359
Eyecare Partners LLC
8.84% (6 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 3.61%) due 11/30/28[11]	1,259,280	968,298
9.88% (6 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	350,691	357,704
Asterix AcquiCo GmbH
6.77% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 03/30/32	EUR 1,100,000	1,292,368
Almaviva Sante
6.18% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 04/08/31	EUR 1,050,000	1,229,656
Skechers
3.50% due 06/28/32	EUR 1,000,000	1,170,598
HomeVi S.A.S.
6.78% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 10/24/29	EUR 1,000,000	1,166,831

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Consumer, Non-cyclical - 5.6% (continued)
Ceva Sante
6.98% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/08/30	1,112,472	$ 1,113,396
Midwest Physician Administrative Services
7.56% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	1,178,818	1,102,443
MDVIP
7.34% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/16/31	1,000,000	999,580
Resonetics LLC
7.06% (3 Month Term SOFR + 2.75%, Rate Floor: 3.50%) due 06/18/31	880,464	878,994
Balrog Acquisition, Inc.
8.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 09/05/28	900,600	871,709
Rainbow Finco SARL
8.58% (6 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 02/24/29†††	700,000	689,500
Moran Foods LLC
11.65% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	1,886,679	570,828
Snacking Investments US LLC (Arnott's)
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 12/18/26	451,623	453,457
Confluent Medical Technologies, Inc.
7.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 02/16/29	397,000	396,833
Topgolf Callaway Brands Corp.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	225,000	221,063
Bausch Health Companies, Inc.
10.57% (1 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/08/30	150,000	147,792
Total Consumer, Non-cyclical		119,782,844
Communications - 1.1%
FirstDigital Communications LLC
10.75% (Commercial Prime Lending Rate + 3.25%, Rate Floor: 4.00%) due 12/17/26†††	7,860,000	7,735,789
Level 3 Financing, Inc.
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/21/32	4,480,000	4,497,741
Syndigo LLC
8.93% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 12/15/27	4,404,500	4,398,994
Speedster Bidco GmbH
5.88% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/10/31	EUR 1,400,000	1,644,832
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	1,396,500	1,397,087
Cengage Learning, Inc.
7.76% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	1,795,080	1,797,018
Xplore, Inc.
6.00% (3 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 10/24/31	1,087,432	750,328
9.43% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[11]	310,657	292,018

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.6% (continued)
Communications - 1.1% (continued)
UPC Financing Partnership
6.69% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32	500,000	$ 499,065
Total Communications		23,012,872
Basic Materials - 0.7%
Lummus Technology Holdings V LLC
6.82% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 12/31/29	3,258,874	3,269,351
Vector WP Holdco, Inc.
9.43% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/12/28†††	3,040,885	2,934,454
Eden S.A.S.
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/22/29	EUR 2,100,000	2,464,472
GrafTech Finance, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	1,725,656	1,748,314
Discovery Purchaser Corp.
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	1,676,586	1,671,002
Wr Grace Holdings LLC
7.19% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 08/11/32	1,350,000	1,348,312
Arsenal AIC Parent LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/19/30	884,351	884,077
NIC Acquisition Corp.
8.31% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	1,043,229	882,572
Vantage Specialty Chemicals, Inc.
9.07% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26	122,796	119,700
Total Basic Materials		15,322,254
Energy - 0.2%
Par Petroleum LLC
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	3,812,318	3,803,741
Venture Global Calcasieu Pass LLC
7.29% (1 Month Term SOFR + 2.88%, Rate Floor: 2.88%) due 08/19/26	659,493	659,084
Total Energy		4,462,825
Utilities - 0.1%
Powergrid Services LLC
9.04% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/31/32†††	2,454,706	2,454,706
Powergrid Services LLC
9.04% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/31/32	28,678	28,677
Total Utilities		2,483,383
Total Senior Floating Rate Interests
(Cost $758,178,590)		766,685,279
ASSET-BACKED SECURITIES†† - 19.3%
Collateralized Loan Obligations - 9.1%
Madison Park Funding LIII Ltd.
2022-53A E, 10.33% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,5	18,500,000	18,284,140
Boyce Park CLO Ltd.
2022-1A E, 10.58% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,5	10,000,000	10,010,637
FS Rialto Issuer LLC
2024-FL9 C, 7.00% (1 Month Term SOFR + 2.64%, Rate Floor: 2.65%) due 10/19/39◊,5	5,100,000	5,088,713
2025-FL10 C, 6.50% (1 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 08/19/42◊,5	3,000,000	2,954,761

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.3% (continued)
Collateralized Loan Obligations - 9.1% (continued)
Fortress Credit Opportunities IX CLO Ltd.
2021-9A DR, 8.53% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,5	8,000,000	$ 7,871,973
Cerberus Loan Funding 52 LLC
2025-3A C, due 10/15/37◊,5	7,300,000	7,300,000
Fontainbleau Vegas
10.01% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/28◊,†††	6,500,000	6,500,000
Cerberus Loan Funding XLIV LLC
2024-5A C, 8.52% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,5	6,100,000	6,170,661
Cerberus Loan Funding XLII LLC
2023-3A C, 8.47% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,5	5,750,000	5,750,000
Carlyle Global Market Strategies
2022-1A E, 11.67% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,5	5,500,000	5,499,795
Cerberus Loan Funding XLV LLC
2024-1A D, 9.32% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/36◊,5	5,000,000	5,046,581
Ares Direct Lending CLO 2 LLC
2024-2A D, 8.23% (3 Month Term SOFR + 3.90%, Rate Floor: 3.90%) due 10/20/36◊,5	4,800,000	4,903,673
Owl Rock CLO I LLC
2024-1A C, 8.45% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,5	4,600,000	4,646,911
HPS Private Credit CLO LLC
2025-3A D, 8.26% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/20/37◊,5	2,500,000	2,518,297
2025-3A C, 7.06% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 07/20/37◊,5	2,000,000	2,006,062
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB, due 10/24/38[5,12]	5,230,000	4,322,155
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 10.57% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,5	4,250,000	4,270,220
Ares Loan Funding V Ltd.
2024-ALF5A E, 10.92% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 07/27/37◊,5	4,000,000	4,046,473
LoanCore
2025-CRE8 C, 6.50% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/17/42◊,5	4,000,000	3,963,066
RR Ltd.
2025-39A SUB, due 04/15/38[5,12]	4,350,000	3,947,973
Wonder Lake Park CLO Ltd.
2025-1A SUB, due 07/24/38[5,12]	4,450,000	3,768,818
Octagon 78 Ltd.
2025-3A SUB, (WAC) due 10/20/38◊,†††,5,12	4,150,000	3,567,008
Palmer Square Loan Funding Ltd.
2024-3A CR, 7.32% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/31◊,5	3,500,000	3,521,336
Brant Point CLO Ltd.
2025-7A SUB, due 07/25/38[5,12]	3,050,000	2,633,548
2025-8A SUB, due 03/31/38◊,5,12	1,000,000	843,368

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.3% (continued)
Collateralized Loan Obligations - 9.1% (continued)
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 7.68% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,5	3,450,000	$ 3,470,745
Ares CLO Ltd.
2025-77A SUB, due 07/15/38[5,12]	3,600,000	3,437,427
Cerberus Loan Funding XLVI, LP
2024-2A D, 9.27% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,5	3,200,000	3,228,860
OCP CLO 2025-44 Ltd.
2025-44A SUB, (WAC) due 10/24/38◊,5,12	2,400,000	2,069,174
2024-38A SUB, due 01/21/38[5,12]	1,000,000	744,434
KREF Ltd.
2021-FL2 AS, 5.78% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,5	2,850,000	2,796,487
Symphony CLO 48 Ltd.
2025-48A SUB, due 04/20/38[5,12]	3,000,000	2,669,433
Owl Rock CLO XVI LLC
2024-16A C, 7.63% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,5	2,650,000	2,660,860
Golub Capital Partners CLO 46M Ltd.
2024-46A CR, 7.38% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 04/20/37◊,5	2,600,000	2,608,474
Cerberus Loan Funding XL LLC
2023-1A D, 10.72% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,5	2,500,000	2,528,800
Cerberus Loan Funding XLVII LLC
2024-3A D, 8.67% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,5	2,450,000	2,470,027
Generate CLO 21 Ltd.
2025-21A SUB, due 07/25/38[5,12]	2,800,000	2,465,659
Regatta 34 Funding Ltd.
2025-3A SUB, due 07/20/38[5,12]	2,300,000	2,292,927
Hamlin Park CLO Ltd.
2024-1A SUB, due 10/20/37[5,12]	2,700,000	2,245,049
Regatta 33 Funding Ltd.
2025-2A SUB, due 07/25/38[5,12]	2,250,000	2,243,081
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[5,12]	3,650,000	2,109,590
2013-1A INC, due 10/15/30[5,12]	3,000,000	103,410
Carlyle US CLO Ltd.
2025-4A SUB, due 10/25/37◊,†††,5,12	2,350,000	2,095,965
CIFC Funding Ltd.
2022-3A E, 11.60% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,5	2,000,000	2,003,001
Carlyle US CLO Ltd.
2022-4A DR, 10.92% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,5	2,000,000	2,000,872
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, 8.88% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 10/20/38◊,5	2,000,000	1,996,589
Madison Park Funding LVIII Ltd.
2024-58A D, 7.97% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,5	1,700,000	1,713,442
Elmwood CLO 16 Ltd.
2024-3A ER, 11.08% (3 Month Term SOFR + 6.75%, Rate Floor: 6.75%) due 04/20/37◊,5	1,500,000	1,502,845
Madison Park Funding LXXI Ltd.
2025-71A E, 9.02% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/23/38◊,5	1,500,000	1,499,048
AGL CLO 17 Ltd.
2025-17A ER, 8.98% (3 Month Term SOFR + 4.65%, Rate Floor: 4.65%) due 01/21/35◊,5	1,500,000	1,447,501
Octagon 74 Ltd.
2025-2A SUB, due 04/22/38[5,12]	2,000,000	1,441,138

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.3% (continued)
Collateralized Loan Obligations - 9.1% (continued)
FS Rialto
2021-FL2 C, 6.52% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,5	1,400,000	$ 1,394,723
Ballyrock CLO 1 Ltd.
2021-1A DR, 11.33% (3 Month Term SOFR + 7.01%, Rate Floor: 6.75%) due 07/15/32◊,5	1,350,000	1,350,852
AREIT Ltd.
2025-CRE10 B, 6.20% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 01/17/30◊,5	1,300,000	1,294,038
Cerberus Loan Funding 50 LLC
2025-1A D, 8.12% (3 Month Term SOFR + 3.80%, Rate Floor: 3.80%) due 07/15/37◊,5	1,200,000	1,208,694
Neuberger Berman Loan Advisers CLO 60 Ltd.
2025-60A SUB, due 04/22/39[5,12]	1,100,000	978,792
Elmwood CLO VI Ltd.
2024-3A ERR, 10.23% (3 Month Term SOFR + 5.90%, Rate Floor: 5.90%) due 07/18/37◊,5	950,000	940,383
Bayard Park CLO Ltd.
2025-1A SUB, due 07/24/38[5,12]	1,000,000	817,466
Neuberger Berman Loan Advisers CLO 38 Ltd.
2025-38A ER2, 8.93% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 10/20/36◊,5	750,000	748,289
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[5,12]	1,153,846	517,591
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30†††,5,12	3,555,000	227,520
A10 Permanent Asset Financing LLC
2017-II C1, 6.24% (WAC) due 06/15/51◊,5	250,000	203,573
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[5,12]	2,600,000	50,440
Dryden Senior Loan Fund
2015-37X , due 01/15/31[12]	2,998,799	14,179
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[5,12]	1,850,000	9,930
Dryden 37 Senior Loan Fund
2015-37A SUB, due 01/15/31[5,12]	1,050,000	4,964
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,12]	814,751	2,273
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[5,12]	3,566,667	357
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[5,12]	3,000,000	300
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[5,12]	1,500,000	150
Total Collateralized Loan Obligations		195,045,521
Financial - 3.2%
Thunderbird A
5.50% due 03/01/37†††	21,200,000	19,776,844
Lightning A
5.50% due 03/01/37†††	21,200,000	19,776,844
Obsidian Issuer LLC
6.93% due 05/15/55[5]	5,450,000	5,450,000
Ceamer Finance LLC
6.92% due 11/15/37†††	3,048,001	3,138,740
3.69% due 03/24/31†††	1,666,191	1,611,973
Metis Issuer, LLC
6.89% due 05/15/55†††	4,150,000	4,129,540
LVNV Funding LLC
6.84% due 06/12/29†††	3,850,000	3,953,103
Thunderbird B
7.50% due 03/01/37†††	2,700,000	2,529,900
Lightning B
7.50% due 03/01/37†††	2,700,000	2,529,900
KKR Core Holding Company LLC
4.00% due 08/12/31†††	2,512,528	2,334,114
Akso Health Group
7.27% due 12/31/44†††	1,987,562	2,032,202
Nassau LLC
2019-1, 3.98% due 08/15/34[2]	580,282	549,388

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.3% (continued)
Financial - 3.2% (continued)
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	501,867	$ 500,426
Total Financial		68,312,974
Transport-Aircraft - 2.3%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[5,13]	8,476,348	8,218,074
2019-1, 5.19% due 12/15/44[5,13]	2,050,214	1,865,572
AASET Trust
2021-2A, 3.54% due 01/15/47[5]	3,360,730	3,180,197
2021-2A, 2.80% due 01/15/47[5]	3,151,017	2,967,663
2020-1A, 3.35% due 01/16/40[5]	947,938	932,714
2019-2, 4.46% due 10/16/39[5]	743,090	724,596
2020-1A, 4.34% due 01/16/40[5]	495,291	477,307
Project Silver
2019-1, 3.97% due 07/15/44[5]	6,943,230	6,720,839
Sprite Ltd.
2021-1, 3.75% due 11/15/46[5]	6,084,056	5,885,933
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	3,595,162	3,550,222
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[5]	2,896,870	2,824,333
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[5]	2,234,243	2,217,866
Start Ltd.
2018-1, 4.09% due 05/15/43[5]	1,132,882	1,132,315
2018-1, 5.32% due 05/15/43[5]	801,502	800,797
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[5]	1,721,202	1,624,625
Start II Ltd.
2019-1, 4.09% due 03/15/44[5]	1,610,371	1,600,226
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	1,339,691	1,294,543
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[5]	702,687	676,470
2018-1, 4.13% due 06/15/43[5]	521,545	507,666
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[5]	1,152,203	1,138,376
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[5]	1,018,005	934,589
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	293,662	289,257
2017-1, 6.30% due 02/15/42[5]	191,265	189,831
Castlelake Aircraft Securitization Trust
2014-1, due 12/31/30†††	3,054,105	113
Total Transport-Aircraft		49,754,124
Infrastructure - 1.9%
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[5]	11,000,000	11,341,285
2021-1, 4.46% due 11/20/51[5]	5,250,000	5,142,495
2024-1A, 9.19% due 06/20/54[5]	2,000,000	2,101,093
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[5]	8,000,000	7,604,493
2024-1A, 8.87% due 05/15/54[5]	5,600,000	5,845,310
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[5]	4,450,000	4,492,756
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[5]	1,850,000	1,804,883
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[5]	1,500,000	1,449,918
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[5]	1,000,000	1,018,083
Total Infrastructure		40,800,316
Insurance - 1.4%
Obra Longevity
8.48% due 06/30/39†††	17,400,000	18,483,498
Dogwood State Bank
6.45% due 06/24/32†††	10,000,000	10,058,600
CHEST
7.13% due 03/23/43†††	1,350,000	1,417,851
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[2]	260,156	236,986
Total Insurance		30,196,935
Net Lease - 0.6%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[5]	7,110,000	6,468,295
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[5]	3,676,875	3,612,907

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.3% (continued)
Net Lease - 0.6% (continued)
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[5]	3,280,208	$ 3,313,406
Total Net Lease		13,394,608
Single Family Residence - 0.5%
FirstKey Homes Trust
2022-SFR3, 4.50% due 07/17/38[5]	3,200,000	3,177,870
2020-SFR2, 4.00% due 10/19/37[5]	3,050,000	3,031,798
2020-SFR2, 4.50% due 10/19/37[5]	3,000,000	2,983,396
2020-SFR2, 3.37% due 10/19/37[5]	1,900,000	1,887,404
Total Single Family Residence		11,080,468
Whole Business - 0.2%
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[5]	1,932,125	1,908,359
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[5]	1,187,500	1,166,805
2020-1A, 4.34% due 01/20/50[5]	760,000	732,661
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	98,500	94,573
Total Whole Business		3,902,398
Other - 0.1%
RR Ltd.
2025-41A, due 10/15/40[5]	2,400,000	2,160,000
Collateralized Debt Obligations - 0.0%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[5]	1,000,000	906,601
Total Asset-Backed Securities
(Cost $418,732,848)		415,553,945
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.2%
Government Agency - 4.1%
Uniform MBS 30 Year
due 11/01/25	19,059,000	19,731,840
due 11/01/25	16,300,000	16,378,989
Fannie Mae
5.50% due 06/01/55[1]	12,630,862	12,706,926
4.00% due 06/01/52[1]	5,847,735	5,516,228
4.00% due 07/01/52[1]	5,556,625	5,257,796
5.00% due 08/01/53[1]	5,176,337	5,125,602
5.00% due 09/01/52	1,876,327	1,860,646
5.00% due 06/01/53[1]	1,810,177	1,792,365
4.00% due 05/01/52[1]	1,470,131	1,377,989
Freddie Mac
5.00% due 09/01/52[1]	5,056,897	5,014,895
4.00% due 05/01/52[1]	4,529,835	4,260,152
5.50% due 06/01/55	3,983,453	4,007,442
4.00% due 06/01/52[1]	4,035,611	3,800,460
4.00% due 08/01/52[1]	1,443,830	1,371,766
Total Government Agency		88,203,096
Residential Mortgage-Backed Securities - 1.7%
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69[5,13]	10,250,000	9,363,375
LSTAR Securities Investment Ltd.
2024-1, 7.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,5	3,269,124	3,287,685
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,5	3,400,000	3,253,722
Carrington Mortgage Loan Trust Series
2006-NC5, 4.59% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	3,374,409	3,014,201
OBX Trust
2024-NQM6, 6.92% (WAC) due 02/25/64◊,5	1,750,000	1,777,848
2022-NQM8, 6.10% due 09/25/62[5,13]	877,944	874,687
Top Pressure Recovery Turbines
7.51% due 11/01/69	1,989,073	1,989,073
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 4.61% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	1,415,541	1,058,561
2007-HE4, 4.69% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	826,639	473,211
2007-HE2, 4.82% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	1,263,214	453,539
New Residential Mortgage Loan Trust
2022-NQM5, 6.50% due 11/25/52[5,13]	1,715,922	1,709,170
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[5,13]	1,692,443	1,685,699

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.2% (continued)
Residential Mortgage-Backed Securities - 1.7% (continued)
Lehman XS Trust Series
2006-18N, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	1,500,619	$ 1,460,787
BRAVO Residential Funding Trust
2022-NQM3, 5.50% (WAC) due 07/25/62◊,5	1,240,956	1,239,319
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,5	947,773	979,804
PRKCM Trust
2022-AFC2, 6.14% (WAC) due 08/25/57◊,5	913,467	911,921
Citigroup Mortgage Loan Trust, Inc.
2022-A, 9.17% due 09/25/62[5,13]	864,076	866,401
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	1,286,683	802,363
Total Residential Mortgage-Backed Securities		35,201,366
Commercial Mortgage-Backed Securities - 0.9%
BX Trust
2024-VLT4, 6.80% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,5	5,200,000	5,187,000
2023-DELC, 7.70% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,5	2,750,000	2,768,892
BX Commercial Mortgage Trust
2021-VOLT, 6.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,5	3,626,324	3,611,592
2024-AIRC, 6.95% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,5	1,497,912	1,503,062
BXHPP Trust
2021-FILM, 5.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,5	5,350,000	4,837,764
GS Mortgage Securities Corporation Trust
2020-DUNE, 7.13% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,5	1,844,285	1,781,083
Total Commercial Mortgage-Backed Securities		19,689,393
Military Housing - 0.5%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.95% (WAC) due 11/25/52◊,5	3,217,034	2,672,327
2015-R1, 0.70% (WAC) due 10/25/52◊,5,14	38,408,504	2,190,944
2015-R1, 0.70% (WAC) due 11/25/55◊,5,14	38,572,705	2,165,132
2015-R1, 0.70% (WAC) due 11/25/52◊,5,14	30,157,786	1,417,238
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,5	1,475,090	1,300,100
2007-AET2, 6.06% due 10/10/52†††,5	444,736	427,298
GMAC Commercial Mortgage Asset Corp.
2006-LEAV, 5.46% due 03/10/51†††,5	945,530	772,309
Total Military Housing		10,945,348
Total Collateralized Mortgage Obligations
(Cost $157,451,394)		154,039,203
U.S. GOVERNMENT SECURITIES †† - 1.8%
U.S. Treasury Bills
4.18% due 10/23/25[15]	19,400,000	19,286,768
4.20% due 10/23/25[15]	3,200,000	3,181,323
4.24% due 09/04/25[1,15]	1,500,000	1,499,647
3.86% due 09/16/25[1,15]	390,000	389,353
U.S. Treasury Bonds
due 08/15/51[1,16,17]	32,650,000	8,789,087
due 05/15/44[1,16,17]	5,030,000	1,981,423
due 11/15/44[16,17]	5,030,000	1,926,257
due 02/15/46[1,16,17,18]	5,060,000	1,810,368
Total U.S. Government Securities
(Cost $46,413,490)		38,864,226

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 0.3%
Panama Government International Bond
4.50% due 01/19/63	4,150,000	$ 2,816,190
Eagle Funding Luxco SARL
5.50% due 08/17/30[5]	2,650,000	2,687,365
Total Foreign Government Debt
(Cost $6,768,306)		5,503,555
SENIOR FIXED RATE INTERESTS†† - 0.1%
Consumer, Non-cyclical - 0.1%
Stars UK Bidco Ltd.
5.23% due 08/10/29	EUR 1,900,000	2,221,224
Industrial - 0.0%
Cognita Ltd.
7.84% due 10/27/31	800,000	802,000
Total Senior Fixed Rate Interests
(Cost $2,813,972)		3,023,224
CONVERTIBLE BONDS†† - 0.1%
Consumer, Non-cyclical - 0.1%
Block, Inc.
due 05/01/26[17]	2,840,000	2,740,548

Total Convertible Bonds
(Cost $2,749,412)		2,740,548
MUNICIPAL BONDS†† - 0.0%
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	392,132
Total Municipal Bonds
(Cost $400,000)		392,132
	Contracts/Notional Value~	Value
LISTED OPTIONS PURCHASED† - 0.1%
Put Options on:
Equity Options
Invesco QQQ Trust Series Expiring October 2025 with strike price of $570.00 (Notional Value $41,696,240)	731	$ 968,575
Total Listed Options Purchased
(Cost $821,751)		968,575

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Contracts/Notional Value~	Value

OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $16,714,653)	EUR 14,272,000	$ 49,199
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $16,714,653)	EUR 14,272,000	49,199
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD 4,857,000	89,937
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD 1,640,000	72,500
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD 3,885,000	71,938
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD 10,190,000	63,633
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $21,358,263)	EUR 18,237,000	63,467
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $19,102,628)	EUR 16,311,000	55,838
Goldman Sachs International Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $9,460,550)	EUR 8,078,000	27,847
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD 3,057,000	19,090
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD 386,000	17,064
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD 858,000	15,888
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD 932,000	5,820
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $22,747,246)	EUR 19,423,000	452
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $22,747,246)	EUR 19,423,000	452
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $15,922,955)	EUR 13,596,000	344
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $8,003,639)	EUR 6,834,000	173
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $6,824,291)	EUR 5,827,000	147
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,317,544)	EUR 1,125,000	28
Total OTC Options Purchased
(Cost $2,101,129)		603,016

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Contracts/Notional Value~	Value

OTC INTEREST RATE SWAPTIONS PURCHASED††,19 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $32,082,500)	USD 32,082,500	$ 519,207
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $32,082,500)	USD 32,082,500	519,207
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $32,082,500)	USD 32,082,500	519,207
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $32,082,500)	USD 32,082,500	519,207
Total Interest Rate Call Swaptions		2,076,828
Put Swaptions on:
Interest Rate Swaptions
Bank of America, N.A. 12-Month/2-Year Interest Rate Swap Expiring July 2027 with exercise rate of 3.50% (Notional Value $44,135,473)	USD 44,135,473	291,351
BNP Paribas 12-Month/2-Year Interest Rate Swap Expiring July 2027 with exercise rate of 3.50% (Notional Value $40,304,527)	USD 40,304,527	266,061
Total Interest Rate Put Swaptions		557,412
Total OTC Interest Rate Swaptions Purchased
(Cost $2,369,076)		2,634,240
Total Investments - 114.9%
(Cost $2,513,025,434)		$ 2,472,359,391

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Contracts	Value
LISTED OPTIONS WRITTEN† - (0.1)%
Call Options on:
Equity Options
SPDR S&P 500 ETF Trust Expiring September 2025 with strike price of $645.00 (Notional Value $1,225,595)	19	$ (14,886)
S&P 500 Index Expiring September 2025 with strike price of $6,455.00 (Notional Value $25,841,040)	40	(18,000)
S&P 500 Index Expiring September 2025 with strike price of $6,485.00 (Notional Value $2,584,104)	4	(25,980)
Russell 2000 Index Expiring September 2025 with strike price of $2,375.00 (Notional Value $2,603,060)	11	(48,455)
S&P 500 Index Expiring September 2025 with strike price of $6,450.00 (Notional Value $25,841,040)	40	(94,000)
S&P 500 Index Expiring September 2025 with strike price of $6,465.00 (Notional Value $25,841,040)	40	(149,000)
S&P 500 Index Expiring September 2025 with strike price of $6,505.00 (Notional Value $25,841,040)	40	(150,200)
S&P 500 Index Expiring September 2025 with strike price of $6,470.00 (Notional Value $25,841,040)	40	(155,000)
S&P 500 Index Expiring September 2025 with strike price of $6,485.00 (Notional Value $25,841,040)	40	(174,600)
S&P 500 Index Expiring September 2025 with strike price of $6,455.00 (Notional Value $25,841,040)	40	(206,000)
S&P 500 Index Expiring September 2025 with strike price of $6,450.00 (Notional Value $25,841,040)	40	(234,000)
S&P 500 Index Expiring September 2025 with strike price of $6,400.00 (Notional Value $25,841,040)	40	(280,400)
S&P 500 Index Expiring September 2025 with strike price of $6,385.00 (Notional Value $25,841,040)	40	(347,600)
S&P 500 Index Expiring September 2025 with strike price of $6,375.00 (Notional Value $25,841,040)	40	(412,800)
Total Equity Call Options	(2,310,921)
Put Options on:
Equity Options
S&P 500 Index Expiring September 2025 with strike price of $6,455.00 (Notional Value $25,841,010)††	40	(268,000)
Invesco QQQ Trust Series Expiring October 2025 with strike price of $515.00 (Notional Value $62,572,880)	1,097	(337,876)

Total Equity Put Options	(605,876)
Total Listed Options Written
(Premiums received $3,458,385)	(2,916,797)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Contracts/Notional Value~	Value
OTC OPTIONS WRITTEN†† - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD 932,000	$ (768)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD 3,057,000	(2,519)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD 10,190,000	(8,397)
Total OTC Options Written
(Premiums received $111,964)		(11,684)
OTC INTEREST RATE SWAPTIONS WRITTEN††,19 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $10,090,625)	USD 10,090,625	(40,557)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $10,090,625)	USD 10,090,625	(40,658)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.86% (Notional Value $10,090,625)	USD 10,090,625	(41,365)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.89% (Notional Value $10,090,625)	USD 10,090,625	(46,324)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $10,090,625)	USD 10,090,625	(50,127)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $10,090,625)	USD 10,090,625	(50,609)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $10,090,625)	USD 10,090,625	(43,306)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $10,090,625)	USD 10,090,625	(43,306)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $10,090,625)	USD 10,090,625	(51,627)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $10,090,625)	USD 10,090,625	(51,627)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $14,126,875)	USD 14,126,875	(54,056)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $14,126,875)	USD 14,126,875	(54,056)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $16,145,000)	USD 16,145,000	(66,183)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $16,145,000)	USD 16,145,000	(66,183)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $32,082,500)	USD 32,082,500	(177,938)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $32,082,500)	USD 32,082,500	(177,938)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $32,082,500)	USD 32,082,500	(177,939)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $32,082,500)	USD 32,082,500	(177,939)
Total Interest Rate Call Swaptions		(1,411,738)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

OTC INTEREST RATE SWAPTIONS WRITTEN††,19 - (0.1)% (continued)
Put Swaptions on:
Interest Rate Swaptions
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $10,090,625)	USD 10,090,625	$ (19,279)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $10,090,625)	USD 10,090,625	(19,499)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.89% (Notional Value $10,090,625)	USD 10,090,625	(21,700)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.86% (Notional Value $10,090,625)	USD 10,090,625	(22,221)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $10,090,625)	USD 10,090,625	(22,674)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $10,090,625)	USD 10,090,625	(22,739)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $10,090,625)	USD 10,090,625	(18,518)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $10,090,625)	USD 10,090,625	(18,518)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $10,090,625)	USD 10,090,625	(22,763)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $10,090,625)	USD 10,090,625	(22,763)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $14,126,875)	USD 14,126,875	(35,485)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $14,126,875)	USD 14,126,875	(35,485)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $16,145,000)	USD 16,145,000	(37,448)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $16,145,000)	USD 16,145,000	(37,448)
BNP Paribas 12-Month/2-Year Interest Rate Swap Expiring July 2027 with exercise rate of 4.25% (Notional Value $40,304,527)	USD 40,304,527	(116,052)
Bank of America, N.A. 12-Month/2-Year Interest Rate Swap Expiring July 2027 with exercise rate of 4.25% (Notional Value $44,135,473)	USD 44,135,473	(127,083)
Total Interest Rate Put Swaptions		(599,675)
Total OTC Interest Rate Swaptions Written
(Premiums received $2,170,550)		(2,011,413)
Other Assets & Liabilities, net - (14.7)%		(315,959,340)
Total Net Assets - 100.0%		$ 2,151,460,157

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	1,038	Sep 2025	$336,065,475	$20,065,252

Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	16	Dec 2025	5,625,600	211,171

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$6,610,000	$(530,867)	$(361,613)	$(169,254)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	6,610,000	(1,037,002)	(864,395)	(172,607)
						$(1,567,869)	$(1,226,008)	$(341,861)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	$24,060,000	$(722,822)	$360	$(723,182)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	143,900,000	(1,732,907)	355	(1,733,262)
								$(2,455,729)	$715	$(2,456,444)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Morgan Stanley Capital Services LLC	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	Pay	4.36% (SOFR)	At Maturity	09/20/25	N/A	$35,000,000	$1,023,308

OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	4.94% (Federal Funds Rate + 0.61%)	At Maturity	06/16/26	100,000	64,505,000	5,085,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	3.33% (Federal Funds Rate - 1.00%)	At Maturity	05/15/26	68,228	$10,440,937	$(141,232)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Toronto-Dominion Bank	EUR	Sell	223,132,000	261,727,981 USD	09/16/25	$444,330
Morgan Stanley Capital Services LLC	GBP	Sell	32,200,000	43,697,911 USD	09/16/25	172,985
Morgan Stanley Capital Services LLC	EUR	Sell	2,050,000	2,403,771 USD	09/16/25	3,258
Morgan Stanley Capital Services LLC	EUR	Buy	175,000	203,798 USD	09/16/25	1,124
Toronto-Dominion Bank	GBP	Buy	90,000	121,307 USD	09/16/25	347
Toronto-Dominion Bank	EUR	Sell	73,000	85,844 USD	10/15/25	201
Citibank, N.A.	CAD	Buy	56,000	40,615 USD	09/16/25	199
Morgan Stanley Capital Services LLC	EUR	Sell	175,000	205,457 USD	10/15/25	148
Barclays Bank plc	EUR	Sell	88,000	102,732 USD	10/15/25	(509)
Nomura Global Financial Products, Inc.	EUR	Sell	2,653,000	3,105,512 USD	09/16/25	(1,105)
JPMorgan Chase Bank, N.A.	CAD	Sell	3,520,000	2,560,556 USD	09/16/25	(4,894)
JPMorgan Chase Bank, N.A.	EUR	Sell	2,145,000	2,503,893 USD	09/16/25	(7,865)
						$608,219

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	$32,082,500	$519,207
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	32,082,500	519,207
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	32,082,500	519,207
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	32,082,500	519,207
								$2,076,828
Put
Bank of America, N.A. 12-Month/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.50%	07/12/27	3.50%	$44,135,473	$291,351
BNP Paribas 12-Month/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.50%	07/12/27	3.50%	40,304,527	266,061
								$557,412

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	$10,090,625	$(40,557)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	10,090,625	(40,658)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.86%	02/13/26	2.86%	10,090,625	(41,365)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	10,090,625	(43,306)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	10,090,625	(43,306)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.89%	02/20/26	2.89%	10,090,625	(46,324)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	10,090,625	(50,127)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	10,090,625	(50,609)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	10,090,625	(51,627)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	10,090,625	(51,627)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	14,126,875	(54,056)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	14,126,875	(54,056)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	16,145,000	(66,183)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	16,145,000	(66,183)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	32,082,500	(177,938)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	32,082,500	(177,938)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	32,082,500	(177,939)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	32,082,500	(177,939)
								$(1,411,738)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Put
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	10,090,625	(18,518)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	10,090,625	(18,518)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	10,090,625	(19,279)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	10,090,625	(19,499)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.89%	02/20/26	3.89%	10,090,625	(21,700)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.86%	02/13/26	3.86%	10,090,625	(22,221)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	10,090,625	(22,674)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	10,090,625	(22,739)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	10,090,625	(22,763)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	10,090,625	(22,763)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	14,126,875	(35,485)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	14,126,875	(35,485)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	16,145,000	(37,448)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	16,145,000	(37,448)
BNP Paribas 12-Month/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	4.25%	07/12/27	4.25%	40,304,527	(116,052)
Bank of America, N.A. 12-Month/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	4.25%	07/12/27	4.25%	44,135,473	(127,083)
								$(599,675)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at August 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2025, the total value of segregated securities was $460,141,273.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $793,572 (cost $3,979,484), or less than 0.1% of total net assets — See Note 6.
3	Special Purpose Acquisition Company (SPAC).
4	Affiliated issuer.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $941,767,091 (cost $953,386,476), or 43.8% of total net assets.
6	Rate indicated is the 7-day yield as of August 31, 2025.
7	Variable rate security. Rate indicated is the rate effective at August 31, 2025. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.
8	Perpetual maturity.
9	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
10	Security is in default of interest and/or principal obligations.
11	Payment-in-kind security.
12	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
13	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2025. See table below for additional step information for each security.
14	Security is an interest-only strip.
15	Rate indicated is the effective yield at the time of purchase.
16	Zero coupon rate security.
17	Security is a principal-only strip.
18	All or a portion of this security is pledged as futures collateral at August 31, 2025.
19	Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

BofA — Bank of America
CAD — Canadian Dollar
CDX.NA.HY.43.V1 (15-25%) — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.43.V1 (25-35%) — Credit Default Swap North American High Yield Series 43 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
PPV — Public-Private Venture
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 9,009,334	$ 3,189,647	$ 19,184,972	$ 31,383,953
Preferred Stocks	34,193,651	60,880,272	11,304,112	106,378,035
Warrants	349	—	43	392
Rights	—	—	— *	—
Exchange-Traded Funds	69,525,528	—	—	69,525,528
Closed-End Funds	20,834,120	—	—	20,834,120
Money Market Funds	49,881,609	—	—	49,881,609
Private Fund	—	—	2,503,111	2,503,111
Corporate Bonds	—	746,039,331	54,805,369	800,844,700
Senior Floating Rate Interests	—	654,787,248	111,898,031	766,685,279
Asset-Backed Securities	—	310,889,804	104,664,141	415,553,945
Collateralized Mortgage Obligations	—	151,539,496	2,499,707	154,039,203
U.S. Government Securities	—	38,864,226	—	38,864,226
Foreign Government Debt	—	5,503,555	—	5,503,555
Senior Fixed Rate Interests	—	3,023,224	—	3,023,224
Convertible Bonds	—	2,740,548	—	2,740,548
Municipal Bonds	—	392,132	—	392,132
Options Purchased	968,575	603,016	—	1,571,591
Interest Rate Swaptions Purchased	—	2,634,240	—	2,634,240
Equity Futures Contracts**	20,065,252	—	—	20,065,252
Commodity Futures Contracts**	211,171	—	—	211,171
Forward Foreign Currency Exchange Contracts**	—	622,592	—	622,592
Equity Index Swap Agreements**	—	5,085,000	—	5,085,000
Credit Index Swap Agreements**	—	1,023,308	—	1,023,308
Total Assets	$ 204,689,589	$ 1,987,817,639	$ 306,859,486	$ 2,499,366,714

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 2,648,797	$ 279,684	$ —	$ 2,928,481
Interest Rate Swaptions Written	—	2,011,413	—	2,011,413
Credit Default Swap Agreements**	—	341,861	—	341,861
Interest Rate Swap Agreements**	—	2,597,676	—	2,597,676
Forward Foreign Currency Exchange Contracts**	—	14,373	—	14,373
Unfunded Loan Commitments (Note 5)	—	—	448,287	448,287
Total Liabilities	$ 2,648,797	$ 5,245,007	$ 448,287	$ 8,342,091

* Security has a market value of $0.
** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $287,635,982 are categorized as Level 2 within the disclosure hierarchy — See Note 2.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at August 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 59,319,095	Yield Analysis	Yield	4.3%-13.0%	7.1%
Asset-Backed Securities	39,454,553	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	3,567,008	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	2,095,965	Third Party Pricing	Trade Price	—	—
Asset-Backed Securities	227,520	Third Party Pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	2,499,707	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	18,089,370	Model Price	Purchase Price	—	—
Common Stocks	1,040,480	Enterprise Value	Valuation Multiple	2.6x-8.6x	5.3x
Common Stocks	55,122	Model Price	Liquidation Value	—	—
Corporate Bonds	28,830,220	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	25,374,121	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	3	Model Price	Purchase Price	—	—
Corporate Bonds	601,025	Third Party Pricing	Trade Price	—	—
Private Fund	2,503,111	Model Price	Purchase Price	—	—
Preferred Stocks	10,205,700	Yield Analysis	Yield	5.8%	—
Preferred Stocks	1,098,412	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	60,552,059	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	25,085,223	Yield Analysis	Yield	9.8%-15.4%	10.5%
Senior Floating Rate Interests	21,484,098	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	4,776,651	Model Price	Liquidation Value	—	—
Warrants	43	Model Price	Liquidation Value	—	—
Total Assets	$ 306,859,486
Liabilities:
Unfunded Loan Commitments	$ 448,287	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2025, the Fund had securities with a total value of $10,212,059 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $12,430,170 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2025:

	Assets										Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Private Fund	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ 90,573,389	$ 2,424,192	$ 55,688,542	$ 107,663,479	$ 44	$ 1,433,716	$ 11,414,217	$ -	$ 1	$ 269,197,580	$ (428,183)
Purchases/(Receipts)	15,663,013	-	8,102,385	5,414,437	-	17,794,342	-	2,458,985	-	49,433,162	(322,937)
(Sales, maturities and paydowns)/Fundings	(74,997)	(11,363)	(9,998,235)	(4,063,578)	-	-	-	-	-	(14,148,173)	242,142
Amortization of premiums/discounts	1,422	1,236	289	129,423	-	-	-	-	-	132,370	(23,162)
Total realized gains (losses) included in earnings	-	-	1,826	(201,810)	-	-	-	-	-	(199,984)	213,509
Total change in unrealized appreciation (depreciation) included in earnings	3,413,415	85,642	1,010,562	262,090	(1)	(43,086)	(110,105)	44,126	(1)	4,662,642	(129,556)
Transfers into Level 3	227,520	-	-	9,984,539	-	-	-	-	-	10,212,059	-
Transfers out of Level 3	(5,139,621)	-	-	(7,290,549)	-	-	-	-	-	(12,430,170)	(100)
Ending Balance	$ 104,664,141	$ 2,499,707	$ 54,805,369	$ 111,898,031	$ 43	$ 19,184,972	$ 11,304,112	$ 2,503,111	$ -	$ 306,859,486	$ (448,287)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2025	$ 3,371,751	$ 85,642	$ 1,020,756	$ 242,667	$ (1)	$ (43,086)	$ (110,105)	$ 44,126	$ (1)	$ 4,611,749	$ (139,139)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd., which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69	7.00%	10/01/27	—	—
New Residential Mortgage Loan Trust 2022-NQM5, 6.50% due 11/25/52	7.50%	09/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

Transactions during the period ended August 31, 2025, in which the company is an affiliated issuer, were as follows:
Security Name	Value 05/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/25	Shares 08/31/25	Investment Income
Common Stocks
Accuride Corp *	$309	$–	$–	$–	$–	$309	3,087,395	$–
Accuride Liquidating Trust *	–	–	–	–	–	–	190	–
BP Holdco LLC *	98,944	–	–	–	–	98,944	121,041	–
Closed-End Mutual Funds
Guggenheim Active Allocation Fund	14,354,500	–	–	–	636,500	14,991,000	950,000	338,438
Senior Floating Rate Interests
Accuride Corp. 8.81% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 3/7/2030	4,225,481	19,606	–	–	(39,264)	4,205,823	2,237,825	52,031
	$18,679,234	$19,606	$–	$–	$597,236	$19,296,076		$390,469

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is considered fundamental and may not be changed without shareholder approval.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund's valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and together with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

In general, portfolio securities and assets of the Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of the Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price the Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of the New York Stock Exchange ("NYSE"), on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADRs") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing vendor in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.

Typically, loans are valued using information provided by an independent third-party pricing service that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. As the Fund invests in loans and asset-backed securities as part of its investment strategies, it may have a significant amount of these instruments fair valued by the Adviser.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

The Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Fund determines its NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Fund, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Fund in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. The Fund may also use third-party service providers to model certain securities to determine fair market value. While the Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, the Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

To the extent the Fund's investment strategy consistently involves applying leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with the Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if the Fund is selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to seek to hedge or manage exposure to foreign currency risks with portfolio investments or to seek to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund's  indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve heightened risks and risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to seek to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds are invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Fund's investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund's assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If the Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

At August 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 2,507,408,855	$ 93,562,954	$ (109,498,899)	$ (15,935,945)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2025. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2025, were as follows:

Borrower	Maturity Date		Face Amount*	Value

Aegion Corp.	05/17/28		155,844	$–
Akso Health Group	07/20/26		1,000,000	–
Alteryx, Inc.	02/08/31		461,111	–
AmSpec Parent LLC	12/11/31		48,000	–
Capstone Acquisition Holdings, Inc.	11/12/29		531,324	2,475
Care BidCo	05/04/28	EUR	1,000,000	41,734
Citrin Cooperman Advisors LLC	04/01/32		248,485	388
Cliffwater LLC	03/19/32		640,000	–
Coller Capital Ltd.	09/25/36		3,014,443	–
Datix Bidco Ltd.	04/25/31		2,072,500	92,413
Eagle Point Holdings Borrower, LLC	03/31/28		250,000	–
Finastra USA, Inc.	09/13/29		312,531	25,986
GrafTech Finance, Inc.	11/04/29		986,089	–
Hanger, Inc.	10/23/31		455,703	–
Higginbotham Insurance Agency, Inc.	11/24/28		255,158	1,568
Integrated Power Services Holdings, Inc.	11/22/28		594,359	1,373
Kerridge Commercial Systems Bidco Ltd.	09/07/30	GBP	2,500,000	45,927
MB2 Dental Solutions LLC	02/13/31		1,567,964	30,062
Oil Changer Holding Corp.	02/08/27		282,105	–
Polaris Newco LLC	06/04/26		3,655,101	69,809
Powergrid Services LLC	03/31/30		2,416,617	118,300
PT Intermediate Holdings III LLC	04/09/30		65,352	125
Secretariat Advisors LLC	02/21/32		188,172	–
SHO Holding I Corp.	06/30/29		295,159	18,127
Student Transportation Of America Holdings, Inc.	06/10/32		20,400	–
TK Elevator Midco GmbH	01/29/27	EUR	1,750,000	–
				$448,287

* The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR - Euro

GBP - British Pound

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value

Atlas Mara Ltd.
8.00% due 12/31/21[1]	10/01/15	$504,832	$–
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46	08/09/19	255,071	236,986

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Restricted Securities	Acquisition Date	Cost	Value

Endo Luxembourg Finance Co I SARL / Endo US, Inc.*
	04/23/24	19,970	335
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*
	04/23/24	11,343	190
Exide Technologies
11.00% due 10/31/24[1]	10/27/20	–	2
Exide Technologies
11.00% due 10/31/24[1]	07/02/19	266,406	1
Mirabela Nickel Ltd.
9.50% due 06/24/19[1]	12/31/13	2,341,590	6,670
Nassau LLC
2019-1, 3.98% due 08/15/34	08/16/19	580,272	549,388
		$3,979,484	$793,572

* Non-income producing security.

1 Security is in default of interest and/or principal obligations.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund's investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	August 31, 2025

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.